As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Name and address of agent for service)

800-352-9910

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments.

Genworth Calamos Growth Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.10%
	Beverages - 0.83%
4,475	Hansen Natural Corp. (b)	$269,529

	Biotechnology - 0.74%
3,600	United Therapeutics Corp. (b)	241,272

	Capital Markets - 2.25%
1,600	Franklin Resources, Inc.	200,128
5,075	Legg Mason, Inc. (a)	183,157
5,275	T. Rowe Price Group, Inc.	350,365

		733,650

	Chemicals - 1.29%
4,550	Agrium, Inc.	419,783

	Communications Equipment - 6.21%
13,400	Cisco Systems, Inc. (b)	229,810
6,250	Polycom, Inc. (a)(b)	324,063
18,400	Qualcomm, Inc.	1,008,871
12,075	Riverbed Technology, Inc. (b)	454,624

		2,017,368

	Computers & Peripherals - 5.48%
4,095	Apple, Inc. (b)	1,426,903
13,400	EMC Corp. (a)(b)	355,770

		1,782,673

	Construction & Engineering - 1.66%
7,325	Fluor Corp. (a)	539,560

	Diversified Financial Services - 1.61%
1,020	CME Group, Inc.	307,581
1,735	IntercontinentalExchange, Inc. (b)	214,342

		521,923

	Electrical Equipment - 0.64%
1,300	First Solar, Inc. (a)(b)	209,092

	Electronic Equipment & Instruments - 1.76%
10,750	Jabil Circuit, Inc.	219,623
6,975	Trimble Navigation Ltd. (b)	352,516

		572,139

	Energy Equipment & Services - 7.01%
8,500	Complete Production Services, Inc. (a)(b)	270,385
10,850	Helmerich & Payne, Inc.	745,286
5,875	National-Oilwell Varco, Inc.	465,711
5,425	Noble Corp.	247,489
9,200	Patterson-UTI Energy, Inc. (a)	270,388
3,000	Schlumberger Ltd.	279,780

		2,279,039

	Health Care Equipment & Supplies - 3.95%
3,450	Gen-Probe, Inc. (b)	228,908
1,700	Intuitive Surgical, Inc. (b)	566,881
2,650	Laboratory Corp. of America Holdings (b)	244,145
4,725	St. Jude Medical, Inc. (b)	242,204

		1,282,138

	Hotels, Restaurants & Leisure - 1.92%
16,925	Starbucks Corp. (a)	625,379

		625,379

	Industrial Conglomerates - 0.58%
7,375	McDermott International, Inc. (b)	187,251

	Internet & Catalog Retail - 9.33%
6,485	Amazon.com, Inc. (a)(b)	1,168,143
1,350	Netflix, Inc. (a)(b)	320,396
3,050	Priceline.com, Inc. (a)(b)	1,544,642

		3,033,181

	Internet Software & Services - 8.02%
5,300	Baidu, Inc. - ADR (b)	730,393
2,125	Google, Inc. (b)	1,245,697
4,375	MercadoLibre, Inc. (a)(b)	357,131
2,550	Sina Corp. (a)(b)	272,952

		2,606,173

	IT Services - 2.47%
5,825	Cognizant Technology Solutions Corp. (b)	474,155
6,000	Verifone Systems, Inc. (b)	329,700

		803,855

	Life Sciences Tools & Services - 1.91%
14,025	Bruker Corp. (b)	292,421
4,700	Illumina, Inc. (a)(b)	329,329

		621,750

	Machinery - 7.06%
7,125	Dover Corp.	468,398
12,400	Eaton Corp.	687,455
16,475	Komatsu Ltd. - ADR (a)(b)	560,150
6,100	Parker Hannifin Corp.	577,548

		2,293,551

	Media - 1.63%
9,375	IMAX Corp. (a)(b)	299,812
4,575	Scripps Networks Interactive, Inc.	229,162

		528,974

	Metals & Mining - 3.82%
8,625	Barrick Gold Corp.	447,724
2,925	Cliffs Natural Resources, Inc.	287,469
4,650	Freeport-McMoRan Copper & Gold, Inc.	258,308
6,625	Pan American Silver Corp. (a)	245,986

		1,239,487

	Oil & Gas - 5.77%
4,585	Apache Corp.	600,268
2,950	CNOOC Ltd. - ADR (a)	746,468
5,000	EQT Corp.	249,500
9,500	Frontier Oil Corp. (a)	278,540

		1,874,776

	Personal Products - 0.92%
3,675	Herbalife, Ltd.	298,998

	Pharmaceuticals - 1.61%
4,175	Novo Nordisk A/S - ADR	522,835

	Semiconductor & Semiconductor Equipment - 8.46%
5,725	Altera Corp. (a)	252,015
11,100	ARM Holdings Plc - ADR (a)	312,687
11,650	ASML Holding N.V. - ADR (a)	518,424
9,575	Cirrus Logic, Inc. (b)	201,362
12,100	Intel Corp.	244,057
5,150	Kla-Tencor Corp. (a)	243,956
6,000	Netlogic Microsystems, Inc. (a)(b)	252,120
9,750	NVIDIA Corp. (b)	179,985
9,500	Omnivision Technologies, Inc. (b)	337,535
4,125	Veeco Instruments, Inc. (a)(b)	209,715

		2,751,856

	Software - 8.13%
11,750	Autodesk, Inc. (a)(b)	518,293
9,875	Check Point Software Technologies, Ltd. (a)(b)	504,119
6,125	Fortinet, Inc. (a)(b)	269,500
5,000	Intuit, Inc. (b)	265,500
4,175	Open Text Corp. (a)(b)	260,186
18,050	Oracle Corp.	602,328
6,225	Taleo Corp. (a)(b)	221,921

		2,641,847

	Specialty Retail - 1.47%
8,150	Abercrombie & Fitch Co. (a)	478,405

	Textiles, Apparel & Luxury Goods - 1.57%
4,975	Coach, Inc.	258,899
2,900	Deckers Outdoor Corp. (b)	249,835

		508,734

	Total Common Stocks (Cost $22,681,396)	31,885,218

	PREFERRED STOCKS - 0.69%
	Beverages - 0.69%
7,950	Companhia de Bebidas das Americas	225,065

	Total Preferred Stocks (Cost $224,541)	225,065

	SHORT-TERM INVESTMENTS - 0.65%
	Money Market Fund - 0.65%
210,648	Federated Prime Obligations Fund Effective Yield, 0.160%	210,648

	Total Short-Term Investments (Cost $210,648)	210,648

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.21%
	Money Market Fund - 34.21%
11,119,104	Mount Vernon Prime Portfolio Effective Yield, 0.290%	11,119,104

	Total Investments Purchased as Securities Lending Collateral (Cost $11,119,104)	11,119,104

	Total Investments (Cost $34,235,689) - 133.65%	43,440,035
	Liabilities in Excess of Other Assets - (33.65)%	(10,938,353)

	TOTAL NET ASSETS - 100.00%	$32,501,682

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$34,235,689

Gross unrealized appreciation	9,330,695
Gross unrealized depreciation	(126,349)

Net unrealized appreciation	9,204,346

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$31,885,218	$—	$—	$31,885,218
Preferred Stock	225,065	—	—	225,065

Short Term Investments	210,648	—	—	210,648

Investments Purchased as Securities Lending Collateral	11,119,104	—	—	11,119,104

Total Investments in Securities	$43,440,035	$—	$—	$43,440,035

There were no significant transfers in/out of Level 1.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.17%
	Aerospace & Defense - 1.42%
28,730	BE Aerospace, Inc. (b)	$1,020,777

	Auto Components - 1.31%
27,260	Dana Holding Corp. (a)(b)	474,051
11,000	Tenneco, Inc. (a)(b)	466,950

		941,001

	Beverages - 0.73%
25,800	Constellation Brands, Inc. (b)	523,224

	Biotechnology - 3.86%
27,340	Affymax, Inc. (a)(b)	160,486
62,100	Amarin Corporation Plc - ADR (a)(b)	453,330
6,860	BioMarin Pharmaceutical, Inc. (a)(b)	172,392
65,610	Chelsea Therapeutics International, Ltd. (a)(b)	255,879
7,960	Myriad Genetics, Inc. (a)(b)	160,394
19,020	Onyx Pharmaceuticals, Inc. (a)(b)	669,123
7,270	Pharmasset, Inc. (b)	572,222
30,170	Raptor Pharmaceutical Corp. (a)(b)	104,087
9,560	Theravance, Inc. (a)(b)	231,543

		2,779,456

	Capital Markets - 7.38%
23,650	Fxcm, Inc. (a)(b)	308,160
58,120	GFI Group, Inc. (a)	291,762
21,900	Invesco, Ltd.	559,764
43,460	Investment Technology Group, Inc. (b)	790,537
125,710	MF Global Holdings, Ltd. (a)(b)	1,040,879
19,500	optionsXpress Holdings, Inc.	357,045
19,520	TD Ameritrade Holding Corp.	407,382
75,980	Tradestation Group, Inc. (b)	533,380
25,310	Waddell & Reed Financial, Inc.	1,027,839

		5,316,748

	Chemicals - 3.55%
14,380	Ashland, Inc.	830,589
16,400	Celanese Corp.	727,668
4,570	CF Industries Holdings, Inc.	625,130
7,650	Rockwood Holdings, Inc. (a)(b)	376,533

		2,559,920

	Commercial Banks - 3.02%
38,600	Firstmerit Corp. (a)	658,516
154,870	Huntington Bancshares, Inc.	1,028,337
67,670	Regions Financial Corp. (a)	491,284

		2,178,137

	Communications Equipment - 2.05%
18,200	Adtran, Inc. (a)	772,772
43,960	Emulex Corp. (b)	469,053
9,520	Sycamore Networks, Inc. (a)	232,574

		1,474,399

	Computers & Peripherals - 1.96%
17,210	STEC, Inc. (a)(b)	345,749
18,920	Synaptics, Inc. (a)(b)	511,218
14,830	Western Digital Corp. (b)	553,011

		1,409,978

	Construction & Engineering - 2.72%
9,260	Aecom Technology Corp. (b)	256,780
15,600	Chicago Bridge & Iron Co. N.V. - ADR	634,296
6,620	Emcor Group, Inc. (b)	205,021
22,940	Foster Wheeler AG (b)	863,003

		1,959,100

	Containers & Packaging - 0.77%
7,980	Rock-tenn Co. (a)	553,413

	Diversified Financial Services - 0.62%
28,310	Interactive Brokers Group, Inc.	449,846

	Diversified Telecommunication Services - 0.41%
20,520	Cogent Communications Group, Inc. (a)(b)	292,820

	Electric Utilities - 1.75%
29,900	Portland General Electric Co.	710,723
18,140	UIL Holdings, Corp. (a)	553,633

		1,264,356

	Energy Equipment & Services - 3.05%
5,210	Oil States International, Inc. (a)(b)	396,689
55,770	Patterson-UTI Energy, Inc. (a)	1,639,081
3,750	Rowan Companies, Inc. (b)	165,675

		2,201,445

	Food & Staples Retailing - 0.99%
14,600	BJ’s Wholesale Club, Inc. (b)	712,772

	Food Products - 1.21%
41,890	Chiquita Brands International, Inc. (a)(b)	642,592
15,350	Darling International, Inc. (b)	235,930

		878,522

	Gas Utilities - 0.67%
6,490	National Fuel Gas Co.	480,260

	Health Care Equipment & Supplies - 2.97%
4,980	Analogic Corp.	281,619
3,970	DENTSPLY International Inc.	146,850
39,610	Hologic, Inc. (b)	879,343
21,110	Immucor, Inc. (b)	417,556
6,420	Nuvasive, Inc. (a)(b)	162,554
5,510	Thoratec Corp. (a)(b)	142,874
4,290	Volcano Corporation (b)	109,824

		2,140,620

	Health Care Providers & Services - 1.51%
4,760	Hanger Orthopedic Group, Inc. (a)(b)	123,903
6,710	HealthSouth Corp. (a)(b)	167,616
19,760	Omnicare, Inc. (a)	592,602
4,840	Wellcare Health Plans, Inc. (b)	203,038

		1,087,159

	Health Care Technology - 0.17%
8,250	Medassets, Inc. (b)	125,978

	Hotels, Restaurants & Leisure - 3.17%
18,890	California Pizza Kitchen, Inc. (b)	318,863
13,380	Cheesecake Factory, Inc. (b)	402,604
9,500	Home Inns & Hotels Management, Inc. - ADR (a)(b)	375,915
31,210	MGM Resorts International (a)(b)	410,412
11,300	Royal Caribbean Cruises Ltd. (b)	466,237
61,950	Ruth’s Hospitality Group, Inc. (a)(b)	319,662

		2,293,693

	Household Durables - 1.24%
63,900	Beazer Homes USA, Inc. (a)(b)	292,023
51,530	D.R. Horton, Inc.	600,325

		892,348

	Insurance - 4.13%
66,910	American Equity Investment Life Holding Co. (a)	877,859
33,290	Delphi Financial Group, Inc. (a)	1,022,336
9,270	Lincoln National Corp. (a)	278,471
21,000	Platinum Underwriters Holdings, Ltd. (a)	799,890

		2,978,556

	Internet Software & Services - 1.32%
9,100	Rightnow Technologies, Inc. (a)(b)	284,830
12,800	Vistaprint N.V. (b)	664,320

		949,150

	IT Services - 0.75%
37,400	Genpact Limited (b)	541,552

	Leisure Equipment & Products - 0.73%
11,200	Hasbro, Inc.	524,608

	Life Sciences Tools & Services - 0.59%
13,430	PAREXEL International Corp. (b)	334,407
14,280	Sequenom, Inc. (a)(b)	90,392

		424,799

	Machinery - 8.04%
23,270	AGCO Corp. (b)	1,279,153
6,300	CNH Global N.V. (b)	305,865
41,610	Commercial Vehicle Group, Inc. (b)	742,322
2,930	Flowserve Corp.	377,384
5,710	Joy Global, Inc.	564,205
31,960	Kennametal, Inc.	1,246,440
2,110	Navistar International Corporation (b)	146,286
30,710	Terex Corp. (b)	1,137,498

		5,799,153

	Marine - 0.08%
5,600	Genco Shipping & Trading, Ltd. (a)(b)	60,312

	Media - 2.66%
15,620	DreamWorks Animation SKG, Inc. (b)	436,267
49,740	Interpublic Group of Companies, Inc. (b)	625,231
34,440	Regal Entertainment Group	464,940
7,840	Scripps Networks Interactive, Inc.	392,706

		1,919,144

	Metals & Mining - 2.42%
3,780	Compass Minerals International, Inc.	353,543
48,740	Hecla Mining Co. (a)(b)	442,559
10,250	Reliance Steel & Aluminum Co.	592,245
2,620	Walter Energy, Inc.	354,827

		1,743,174

	Multiline Retail - 1.32%
8,390	Dollar Tree, Inc. (b)	465,813
43,000	Saks, Inc. (a)(b)	486,330

		952,143

	Multi-Utilities - 2.29%
67,340	AES Corp. (b)	875,419
19,360	CMS Energy Corp. (a)	380,230
7,810	OGE Energy Corp.	394,874

		1,650,523

	Oil & Gas - 4.84%
9,180	Berry Petroleum Company (a)	463,131
1,500	Cimarex Energy Co. (a)	172,860
5,620	Concho Resources, Inc. (a)(b)	603,026
27,390	Forest Oil Corp. (b)	1,036,163
6,680	Newfield Exploration Co. (b)	507,747
21,300	Petrohawk Energy Corp. (a)(b)	522,702
2,430	SM Energy Co.	180,282

		3,485,911

	Pharmaceuticals - 1.61%
15,920	Impax Laboratories, Inc. (b)	405,164
5,910	Salix Pharmaceuticals, Inc. (a)(b)	207,027
8,900	Valeant Pharmaceuticals International, Inc. (a)	443,309
1,900	Watson Pharmaceuticals, Inc. (b)	106,419

		1,161,919

	Real Estate Management & Development - 1.86%
7,930	CoreSite Realty Corp.	125,611
12,190	Jones Lang Lasalle, Inc. (a)	1,215,831

		1,341,442

	Road & Rail - 0.79%
38,630	Swift Transportation Co. (a)(b)	567,861

	Semiconductor & Semiconductor Equipment - 2.68%
17,700	Avago Technologies, Ltd.	550,470
41,170	Fairchild Semiconductor International, Inc. (b)	749,294
15,000	Netlogic Microsystems, Inc. (b)	630,300

		1,930,064

	Software - 7.27%
13,560	Ariba, Inc. (a)(b)	462,938
5,670	BMC Software, Inc. (b)	282,026
17,000	Check Point Software Technologies, Ltd. (a)(b)	867,850
45,250	Compuware Corp. (b)	522,638
46,940	Demandtec, Inc. (a)(b)	617,730
18,930	Nuance Communications, Inc. (a)(b)	370,271
18,680	Pegasystems, Inc. (a)	708,719
36,100	Solarwinds, Inc. (a)(b)	846,906
20,730	Sourcefire, Inc. (a)(b)	570,282

		5,249,360

	Specialty Retail - 1.90%
10,580	Abercrombie & Fitch Co.	621,046
13,420	Limited Brands, Inc.	441,250
66,000	Office Depot, Inc. (b)	305,580

		1,367,876

	Textiles, Apparel & Luxury Goods - 1.27%
8,520	Coach, Inc.	443,381
34,460	Jones Group, Inc.	473,825

		917,206

	Trading Companies & Distributors - 1.62%
35,170	United Rentals, Inc. (a)(b)	1,170,458

	Water Utilities - 0.62%
15,890	American Water Works Co., Inc.	445,715

	Wireless Telecommunication Services - 0.85%
5,970	NII Holdings, Inc. (b)	248,770
9,300	SBA Communications Corp. (b)	369,024

		617,794

	Total Common Stocks (Cost $60,627,147)	69,334,692

	REAL ESTATE INVESTMENT TRUSTS - 1.80%
	Real Estate Investment Trusts - 1.80%
51,940	Cedar Shopping Centers, Inc.	313,198
13,570	Douglas Emmett, Inc. (a)	254,438
18,540	Post Properties, Inc. (a)	727,695

	Total Real Estate Investment Trusts (Cost $1,177,102)	1,295,331

	INVESTMENT COMPANIES - 0.81%
	Investment Companies - 0.81%
6,900	iShares Russell 2000 Index Fund (a)	580,773

	Total Investment Companies (Cost $498,821)	580,773

	SHORT-TERM INVESTMENTS - 1.32%
	Money Market Fund - 1.32%
951,794	Federated Prime Obligations Fund Effective Yield, 0.160%	951,794

	Total Short-Term Investments (Cost $951,794)	951,794

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.95%
	Money Market Fund - 36.95%
26,639,021	Mount Vernon Prime Portfolio Effective Yield, 0.290%	26,639,021

	Total Investments Purchased as Securities Lending Collateral (Cost $26,639,021)	26,639,021

	Total Investments (Cost $89,893,885) - 137.05%	98,801,611
	Liabilities in Excess of Other Assets - (37.05)%	(26,707,773)

	TOTAL NET ASSETS - 100.00%	$72,093,838

Percentages are stated as a percent of net assets.

Pyramis is a registered service mark of FMR LLC. Used under license.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$89,893,885

Gross unrealized appreciation	9,702,691
Gross unrealized depreciation	(794,965)

Net unrealized appreciation	8,907,726

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$69,334,692	$—	$—	$69,334,692
Investment Companies	580,773	—	—	580,773
Real Estate Investment Trusts	1,295,331	—	—	1,295,331

Short Term Investments	951,794	—	—	951,794

Investments Purchased as Securities Lending Collateral	26,639,021	—	—	26,639,021

Total Investments in Securities	$98,801,611	$—	$—	$98,801,611

There were no significant transfers in/out of Level 1.

Genworth Davis NY Venture Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.94%
	Aerospace & Defense - 0.72%
2,290	Lockheed Martin Corp. (a)	$184,116

	Automobiles - 1.27%
7,644	Harley Davidson, Inc. (a)	324,794

	Beverages - 4.33%
3,395	Diageo Plc - ADR	258,767
6,685	Heineken Holding N.V.	321,024
7,870	The Coca-Cola Co.	522,174

		1,101,965

	Capital Markets - 7.08%
4,415	Ameriprise Financial, Inc.	269,668
830	Goldman Sachs Group, Inc.	131,530
6,790	Julius Baer Group Ltd.	293,963
2,590	Julius Baer Holding A.G.	49,142
34,945	The Bank of New York Mellon Corp.	1,043,807
730	The Charles Schwab Corporation	13,162

		1,801,272

	Chemicals - 3.17%
1,390	Air Products & Chemicals, Inc.	125,350
5,265	Monsanto Co.	380,448
3,360	Potash Corp. of Saskatchewan, Inc. - ADR	198,005
1,000	Praxair, Inc.	101,600

		805,403

	Commercial Banks - 4.46%
35,803	Wells Fargo & Company	1,134,955

	Commercial Services & Supplies - 1.58%
12,822	Iron Mountain, Inc. (a)	400,432

	Computers & Peripherals - 0.80%
4,985	Hewlett-Packard Co.	204,235

	Construction Materials - 0.30%
1,680	Vulcan Materials Company (a)	76,608

	Consumer Finance - 4.32%
24,340	American Express Co.	1,100,168

	Containers & Packaging - 1.89%
18,070	Sealed Air Corp.	481,746

	Diversified Financial Services - 0.42%
1,556	Bank of America Corporation	20,741
450	JPMorgan Chase & Co.	20,745
1,960	Moody’s Corp. (a)	66,464

		107,950

	Electronic Equipment & Instruments - 1.11%
6,300	Agilent Technologies, Inc. (b)	282,114

	Energy Equipment & Services - 0.96%
675	Schlumberger Ltd.	62,951
2,335	Transocean Ltd. (b)	182,013

		244,964

	Food & Staples Retailing - 7.15%
12,800	Costco Wholesale Corporation	938,496
25,659	CVS Caremark Corporation	880,617

		1,819,113

	Food Products - 1.30%
4,350	Kraft Foods, Inc.	136,415
1,270	Nestle S.A.	72,727
3,910	Unilever NV - ADR (a)	122,618

		331,760

	Health Care Equipment & Supplies - 1.76%
4,310	Baxter International, Inc.	231,749
2,700	Becton Dickinson & Co.	214,974

		446,723

	Health Care Providers & Services - 2.07%
9,468	Express Scripts, Inc. (b)	526,515

	Household Durables - 0.16%
790	Hunter Douglas N.V.	40,266

	Household Products - 1.16%
4,790	Procter & Gamble Co.	295,064

	Industrial Conglomerates - 0.70%
3,985	Tyco International Ltd.	178,408

	Insurance - 10.00%
1,990	ACE Ltd.	128,753
580	Aon Corp.	30,717
4	Berkshire Hathaway, Inc. - Class A (b)	501,200
760	Everest Re Group Ltd.	67,017
275	Fairfax Financial Holdings Ltd. (a)	103,898
19,497	Loews Corporation	840,125
57	Markel Corp. (b)	23,624
28,952	The Progressive Corporation	611,756
4,848	Transatlantic Holdings, Inc.	235,952

		2,543,042

	Internet & Catalog Retail - 0.32%
3,560	Expedia, Inc.	80,670

	Internet Software & Services - 0.97%
419	Google, Inc. (b)	245,622

	IT Services - 0.26%
890	Visa, Inc. (a)	65,522

	Marine - 0.98%
52,400	China Shipping Development Co. Ltd.	58,818
1,360	Kuehne & Nagel International A.G.	190,125

		248,943

	Media - 0.82%
2,406	Grupo Televisa, S.A. - ADR (a)(b)	59,019
4,700	Liberty Media Corporation - Interactive (b)	75,388
375	Liberty Media Corporation - Starz (b)	29,100
1,020	The Walt Disney Co. (a)	43,952

		207,459

	Metals & Mining - 1.21%
3,630	BHP Billiton Plc	143,717
2,318	Rio Tinto Plc	163,880

		307,597

	Oil & Gas - 16.52%
17,590	Canadian Natural Resource Ltd.	869,474
113,800	China Coal Energy Company Ltd.	154,675
10,329	Devon Energy Corp.	947,892
8,590	EOG Resources, Inc.	1,018,001
9,900	Occidental Petroleum Corp.	1,034,451
14,770	OGX Petroleo e Gas Participacoes S.A. (b)	177,043

		4,201,536

	Paper & Forest Products - 1.62%
15,820	Sino-Forest Corp. (b)	412,838

	Personal Products - 0.15%
1,390	Natura Cosmeticos S.A.	39,155

	Pharmaceuticals - 8.09%
9,650	Johnson & Johnson	571,763
22,009	Merck & Co., Inc.	726,517
16,420	Pfizer, Inc.	333,490
3,010	Roche Holdings A.G.	429,724

		2,061,494

	Real Estate Management & Development - 1.17%
3,315	Brookfield Asset Management, Inc.	107,605
30,700	Hang Lung Group Ltd.	190,266

		297,871

	Semiconductor & Semiconductor Equipment - 1.88%
13,885	Texas Industries, Inc. (a)	479,866

	Software - 1.59%
11,020	Activision Blizzard, Inc. (b)	120,889
11,210	Microsoft Corp.	284,286

		405,175

	Specialty Retail - 2.64%
9,725	Bed Bath & Beyond, Inc. (a)(b)	469,425
6,372	CarMax, Inc. (a)(b)	204,541

		673,966

	Tobacco - 1.20%
4,654	Philip Morris International, Inc.	305,442

	Transportation Infrastructure - 1.25%
69,679	China Merchants Holdings International Co. Ltd.	293,883
4,400	LLX Logistica S.A. (b)	13,529
5,000	Portuarias S.A. (b)	11,760

		319,172

	Wireless Telecommunication Services - 0.56%
2,460	America Movil, S.A.B de C.V. - ADR	142,926

	Total Common Stocks (Cost $21,176,515)	24,926,867

	SHORT-TERM INVESTMENTS - 2.22%
	Money Market Fund - 2.22%
564,598	Federated Prime Obligations Fund Effective Yield, 0.160%	564,598

	Total Short-Term Investments (Cost $564,598)	564,598

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.56%
	Money Market Fund - 7.56%
1,925,064	Mount Vernon Prime Portfolio Effective Yield, 0.290%	1,925,064

	Total Investments Purchased as Securities Lending Collateral (Cost $1,925,064)	1,925,064

	Total Investments (Cost $23,666,177) - 107.72%	27,416,529
	Liabilities in Excess of Other Assets - (7.72)%	(1,963,813)

	TOTAL NET ASSETS - 100.00%	$25,452,716

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$23,666,177

Gross unrealized appreciation	3,837,655
Gross unrealized depreciation	(87,303)

Net unrealized appreciation	3,750,352

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below. Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$22,524,658	$2,402,209	$—	$24,926,867

Short Term Investments	564,598	—	—	564,598

Investments Purchased as Securities Lending Collateral	1,925,064	—	—	1,925,064

Total Investments in Securities	$25,014,320	$2,402,209	$—	$27,416,529

There were no significant transfers in/out of Levels 1 or 2.

Genworth Eaton Vance Large Cap Value Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.71%
	Aerospace & Defense - 4.41%
5,869	Boeing Co.	$433,895
11,617	General Dynamics Corp.	889,398
6,783	Lockheed Martin Corp. (a)	545,353
14,401	United Technologies Corp.	1,219,046

		3,087,692

	Beverages - 0.99%
10,759	PepsiCo, Inc.	692,987

	Biotechnology - 1.14%
14,942	Amgen, Inc. (b)	798,650

	Capital Markets - 2.67%
8,352	Ameriprise Financial, Inc.	510,140
8,547	Goldman Sachs Group, Inc.	1,354,443

		1,864,583

	Chemicals - 1.19%
5,084	Air Products & Chemicals, Inc.	458,476
4,298	BASF SE - ADR (a)	373,066

		831,542

	Commercial Banks - 9.18%
51,843	Fifth Third Bancorp	719,581
6,956	HSBC Holdings plc - ADR (a)	360,321
81,384	KeyCorp (a)	722,690
24,454	The PNC Financial Services Group, Inc.	1,540,357
41,083	U.S. Bancorp	1,085,824
62,794	Wells Fargo & Company	1,990,569

		6,419,342

	Commercial Services & Supplies - 0.52%
9,663	Waste Management, Inc. (a)	360,816

	Communications Equipment - 0.94%
17,236	Cisco Systems, Inc. (b)	295,597
27,977	Ericsson LM Telephone Co. - ADR (a)	359,785

		655,382

	Computers & Peripherals - 1.79%
1,474	Apple Inc. (b)	513,615
4,505	International Business Machines Corp.	734,631

		1,248,246

	Consumer Finance - 1.01%
15,650	American Express Co.	707,380

	Diversified Financial Services - 6.14%
101,729	Bank of America Corporation	1,356,048
225,310	Citigroup, Inc. (b)	995,870
42,092	JPMorgan Chase & Co.	1,940,441

		4,292,359

	Diversified Telecommunication Services - 2.63%
25,861	AT&T, Inc.	791,347
27,180	Verizon Communications, Inc.	1,047,517

		1,838,864

	Electric Utilities - 1.02%
20,260	American Electric Power Company, Inc.	711,936

	Food & Staples Retailing - 3.22%
22,497	CVS Caremark Corporation	772,097
28,366	Wal-Mart Stores, Inc. (a)	1,476,450

		2,248,547

	Food Products - 3.10%
17,607	Kraft Foods, Inc.	552,156
18,634	Nestle S.A.	1,067,078
17,561	Unilever NV - ADR (a)	550,713

		2,169,947

	Health Care Equipment & Supplies - 1.06%
14,327	Covidien Plc	744,144

	Health Care Providers & Services - 2.17%
23,171	UnitedHealth Group, Inc.	1,047,329
6,686	Wellpoint, Inc.	466,616

		1,513,945

	Hotels, Restaurants & Leisure - 2.41%
12,716	Carnival Corp.	487,786
15,689	McDonald’s Corp.	1,193,775

		1,681,561

	Industrial Conglomerates - 2.07%
72,384	General Electric Co.	1,451,299

	Insurance - 5.11%
27,164	Lincoln National Corp. (a)	816,007
29,345	MetLife, Inc. (a)	1,312,602
23,476	Prudential Financial, Inc.	1,445,651

		3,574,260

	IT Services - 1.21%
15,408	Accenture Plc	846,978

	Life Sciences Tools & Services - 0.62%
7,825	Thermo Fisher Scientific, Inc. (b)	434,679

	Machinery - 1.30%
16,938	Illinois Tool Works, Inc. (a)	909,909

	Media - 1.62%
13,302	The Walt Disney Co. (a)	573,183
7,825	Time Warner Cable, Inc. (a)	558,236

		1,131,419

	Metals & Mining - 3.93%
11,277	BHP Billiton Ltd. - ADR (a)	1,081,239
20,575	Freeport-McMoRan Copper & Gold, Inc.	1,142,940
9,720	United States Steel Corp. (a)	524,297

		2,748,476

	Multiline Retail - 1.59%
7,419	Kohls Corp.	393,504
14,390	Target Corp.	719,644

		1,113,148

	Multi-Utilities - 2.51%
7,782	PG&E Corporation	343,809
22,497	Public Service Enterprise Group, Inc.	708,881
13,212	Sempra Energy	706,842

		1,759,532

	Oil & Gas - 14.87%
13,694	Apache Corp.	1,792,818
26,047	ConocoPhillips	2,080,114
19,771	Exxon Mobil Corp.	1,663,334
18,007	Hess Corp.	1,534,376
16,634	Occidental Petroleum Corp.	1,738,087
22,069	Peabody Energy Corp.	1,588,085

		10,396,814

	Pharmaceuticals - 7.24%
15,023	Abbott Laboratories (a)	736,878
24,513	Johnson & Johnson	1,452,395
31,957	Merck & Co., Inc.	1,054,901
89,240	Pfizer, Inc.	1,812,465

		5,056,639

	Road & Rail - 1.66%
11,768	Union Pacific Corp.	1,157,147

	Software - 2.31%
30,396	Microsoft Corp.	770,843
25,444	Oracle Corp.	849,065

		1,619,908

	Specialty Retail - 1.55%
8,915	Best Buy Co., Inc.	256,039
16,663	The TJX Companies, Inc.	828,651

		1,084,690

	Tobacco - 0.61%
6,460	Philip Morris International, Inc.	423,970

	Wireless Telecommunication Services - 0.92%
22,325	Vodafone Group plc - ADR	641,844

	Total Common Stocks (Cost $50,580,377)	66,218,635

	REAL ESTATE INVESTMENT TRUSTS - 2.56%
	Real Estate Investment Trusts - 2.56%
5,058	AvalonBay Communities, Inc.	607,364
6,256	Boston Properties, Inc. (a)	593,382
5,498	Simon Property Group, Inc. (a)	589,166

	Total Real Estate Investment Trusts (Cost $1,133,258)	1,789,912

	SHORT-TERM INVESTMENTS - 2.67%
	Money Market Fund - 2.67%
1,866,341	Federated Prime Obligations Fund Effective Yield, 0.160%	1,866,341

	Total Short-Term Investments (Cost $1,866,341)	1,866,341

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 16.91%
	Money Market Fund - 16.91%
11,823,449	Mount Vernon Prime Portfolio Effective Yield, 0.290%	11,823,449

	Total Investments Purchased as Securities Lending Collateral (Cost $11,823,449)	11,823,449

	Total Investments (Cost $65,403,425) - 116.85%	81,698,337
	Liabilities in Excess of Other Assets - (16.85)%	(11,781,497)

	TOTAL NET ASSETS - 100.00%	$69,916,840

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$65,403,425

Gross unrealized appreciation	16,478,034
Gross unrealized depreciation	(183,122)

Net unrealized appreciation	16,294,912

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$65,151,557	$1,067,078	$—	$66,218,635
Real Estate Investment Trusts	1,789,912	—	—	1,789,912

Short Term Investments	1,866,341	—	—	1,866,341

Investments Purchased as Securities Lending Collateral	11,823,449	—	—	11,823,449

Total Investments in Securities	$80,631,259	$1,067,078	$—	$81,698,337

There were no significant transfers in/out of Levels 1 or 2.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.97%
	Aerospace & Defense - 2.34%
18,430	L-3 Communications Holdings, Inc.	$1,443,253

	Biotechnology - 13.14%
11,240	Alkermes, Inc. (b)	145,558
50,550	Amgen, Inc. (b)	2,701,898
51,010	Biogen Idec, Inc. (b)	3,743,623
16,120	Human Genome Sciences, Inc. (a)(b)	442,494
10,200	Immunogen, Inc. (a)(b)	92,514
9,620	ISIS Pharmaceuticals, Inc. (a)(b)	86,965
18,350	Vertex Pharmaceuticals, Inc. (a)(b)	879,516

		8,092,568

	Capital Markets - 0.56%
11,630	Cohen & Steers, Inc. (a)	345,178

	Communications Equipment - 0.41%
5,270	Arris Group, Inc. (b)	67,140
21,650	Nokia Corp. - ADR (a)	184,241

		251,381

	Computers & Peripherals - 3.95%
38,900	SanDisk Corporation (b)	1,792,901
44,560	Seagate Technology Plc (b)	641,664

		2,434,565

	Construction & Engineering - 1.28%
10,730	Fluor Corp. (a)	790,372

	Electronic Equipment & Instruments - 2.04%
1,920	Dolby Laboratories, Inc. (b)	94,483
33,280	TE Connectivity Ltd.	1,158,810

		1,253,293

	Energy Equipment & Services - 12.15%
17,620	Core Laboratories N.V. (a)	1,800,235
20,500	National-Oilwell Varco, Inc.	1,625,035
179,430	Weatherford International Ltd. (b)	4,055,118

		7,480,388

	Health Care Equipment & Supplies - 2.72%
32,220	Covidien Plc	1,673,507

	Health Care Providers & Services - 7.26%
98,910	UnitedHealth Group, Inc. (a)	4,470,732

	Industrial Conglomerates - 2.93%
40,190	Tyco International Ltd.	1,799,306

	Machinery - 2.55%
27,190	Pall Corp.	1,566,416

	Media - 19.56%
425	Ascent Media Corp. (b)	20,761
85,100	Cablevision Systems Corp.	2,945,311
8,090	CBS Corp. (a)	202,574
16,800	Comcast Corp. (a)	415,296
142,670	Comcast Corp. - Series C	3,312,797
28,541	DIRECTV (b)	1,335,719
6,890	Discovery Communications, Inc. (a)(b)	274,911
6,890	Discovery Communications, Inc. - Series C (b)	242,597
5,810	Liberty Global, Inc. (a)(b)	240,592
5,920	Liberty Global, Inc. - Series C (a)(b)	236,741
7,340	Liberty Media Corporation - Capital (b)	540,738
46,850	Liberty Media Corporation - Interactive (b)	751,474
3,644	Liberty Media Corporation - Starz (b)	282,774
28,445	Madison Square Garden, Inc. (b)	767,731
7,250	Viacom, Inc.	337,270
10,340	World Wrestling Entertainment, Inc. (a)	129,974

		12,037,260

	Metals & Mining - 2.33%
18,680	Freeport-McMoRan Copper & Gold, Inc.	1,037,674
8,590	Nucor Corp.	395,312

		1,432,986

	Oil & Gas - 7.74%

58,175	Anadarko Petroleum Corp.	4,765,696

	Pharmaceuticals - 7.60%
89,030	Forest Laboratories, Inc. (b)	2,875,669
5,090	Teva Pharmaceutical Industries Ltd. - ADR	255,365
31,011	Valeant Pharmaceuticals International, Inc. (a)	1,544,658

		4,675,692

	Semiconductor & Semiconductor Equipment - 4.43%
39,990	Broadcom Corp.	1,574,806
9,850	Cree, Inc. (a)(b)	454,676
25,900	Intel Corp.	522,403
7,260	Standard Microsystems Corp. (b)	179,032

		2,730,917

	Software - 2.01%
16,680	Advent Software, Inc. (b)	478,216
13,830	Autodesk, Inc. (b)	610,041
2,000	Citrix Systems, Inc. (b)	146,920

		1,235,177

	Specialty Retail - 0.13%
18,870	Charming Shoppes, Inc. (b)	80,386

	Thrifts & Mortgage Finance - 1.84%
35,550	Astoria Financial Corp. (a)	510,854
35,980	New York Community Bancorp, Inc. (a)	621,015

		1,131,869

	Total Common Stocks (Cost $28,820,087)	59,690,942

	SHORT-TERM INVESTMENTS - 3.16%
	Money Market Fund - 3.16%
1,942,188	Federated Prime Obligations Fund Effective Yield, 0.160%	1,942,188

	Total Short-Term Investments (Cost $1,942,188)	1,942,188

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.31%
	Money Market Fund - 18.31%
11,270,266	Mount Vernon Prime Portfolio Effective Yield, 0.290%	11,270,266

	Total Investments Purchased as Securities Lending Collateral (Cost $11,270,266)	11,270,266

	Total Investments (Cost $42,032,541) - 118.44%	72,903,396

	Liabilities in Excess of Other Assets - (18.44)%	(11,351,058)

	TOTAL NET ASSETS - 100.00%	$61,552,338

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$42,032,541

Gross unrealized appreciation	31,098,864
Gross unrealized depreciation	(228,009)

Net unrealized appreciation	30,870,855

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below. Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets. Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$59,690,942	$—	$—	$59,690,942
Investments Purchased as Securities
Lending Collateral	11,270,266	—	—	11,270,266
Short Term Investments	1,942,188	—	—	1,942,188

Total Investments in Securities	$72,903,396	$—	$—	$72,903,396

There were no significant transfers in/out of Level 1.

Genworth PIMCO StocksPlus Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 5.51%
	Aircraft Certificate Owner Trust
$70,357	Series 2003-1A, 6.455%, 09/20/2022 (c)	$69,654
1,000,000	Series 2003-1A, 7.001%, 09/20/2022 (c)	924,625
1,394,418	American Money Management Corp. Series 2005-5A, 0.488%, 08/08/2017 (b)(c)	1,309,103
989,338	Ares CLO Series 2006-6RA, 0.530%, 03/12/2018 (b)(c)	927,226
42,465	Ballyrock CLO Series 2003-2, 0.814%, 11/20/2015 (b)(c)	41,552
	Citibank Omni Master Trust
1,100,000	Series 2009-A8, 2.366%, 05/15/2016 (b)(c)	1,116,927
1,100,000	Series 2009-A14, 3.016%, 08/15/2018 (b)(c)	1,165,940
549,591	Magnolia Funding Ltd. A1 Series 2010-1A, 3.000%, 04/20/2017 (c)	781,181
1,200,000	Magnolia Funding Ltd. A2 Series 2010-1A, 3.000%, 04/20/2017 (c)	1,703,939
300,000	Permanent Financing Plc Series 9X-4A, 1.139%, 06/10/2033 (b)	423,414
100,000	Permanent Master Issuer Plc Series 2007-5A, 0.870%, 10/15/2033 (b)	157,140
200,000	Plymouth Rock CLO Series 2010-1A, 1.920%, 02/16/2019 (b)(c)	199,692
2,506	Securitized Asset Backed Receivables LLC Trust Series 2005-FR2, 0.690%, 03/25/2035 (b)	2,497
	SLM Student Loan Trust
818,668	Series 2007-2, 0.288%, 07/25/2017 (b)	812,867
573,048	Series 2008-9, 1.788%, 04/25/2023 (b)	592,226
1,191,044	Series 2009-B, 6.266%, 07/15/2042 (b)(c)	1,151,058
1,247,153	Series 2009-C, 4.500%, 11/15/2043 (b)(c)	1,212,318
164,097	Structured Asset Securities Corp. Series 2005-AR1, 0.472%, 09/25/2035 (b)	160,324

	Total Asset Backed Securities (Cost $12,550,964)	12,751,683

	BANK LOAN OBLIGATIONS - 0.38%
	Consumer Finance - 0.13%
300,000	Ally Financial, Inc. 10.000%, 06/11/2011 (Acquired 02/03/11, Cost $298,350) (d)	295,500

	Real Estate Investment Trust - 0.25%
600,000	iStar Financial, Inc. 5.000%, 06/30/2013 (d) (Acquired 03/01/2011, Cost $594,000) (d)	596,295

	Total Bank Loan Obligations (Cost $892,350)	891,795

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.78%
896,289	American Home Mortgage Investment Trust Series 2004-4, 2.250%, 02/25/2045 (b)	829,984
169,252	Asset Backed Funding Certificates Series 2005-HE2, 0.742%, 06/25/2035 (b)	166,646
800,000	Asset Securitization Corp. Series 1996-D3, 7.441%, 10/13/2026 (b)	820,451
369,502	Banc of America Funding Corp. Series 2005-4, 5.500%, 08/25/2035	374,311
787,422	Bank of America Large Loan Inc. Series FLT, 2.002%, 11/15/2013 (b)(c)	745,730
	Bank of America Mortgage Securities
567,568	Series 2004-A, 2.857%, 02/25/2034 (b)	514,844
661,651	Series 2005-E, 5.303%, 06/25/2035 (b)	605,606
41,830	Citigroup Mortgage Loan Trust, Inc. Series 2005-6, 2.560%, 09/25/2035 (b)	37,247
600,000	Commercial Mortgage Loan Trust Series FLT, 6.013%, 12/10/2049 (b)	647,722
	Countrywide Alternative Loan Trust
270,226	Series 2007-7T2, 6.000%, 04/25/2037	180,990
398,019	Series 2006-OA21, 0.444%, 03/20/2047 (b)	235,100
	Countrywide Home Loans
238,367	Series 2004-29, 0.580%, 02/25/2035 (b)	164,226
141,249	Series 2005-24, 5.500%, 11/25/2035	133,674
1,505,653	Series 2005-HYB9, 2.535%, 02/20/2036 (b)	1,068,042
186,581	Series 2006-OA5, 0.450%, 04/25/2046 (b)	114,707
1,276,671	Deutsche ALT-A Securities, Inc. Series 2005-1, 0.750%, 02/25/2035 (b)	1,027,460
2,034,628	First Horizon Alternative Mortgage Securities Series FLT, 2.325%, 08/25/2034 (b)	1,808,364
45,062	Globaldrive Auto Receivables Series 2008-2, 4.000%, 10/20/2016	64,385
187,983	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, 5.381%, 03/10/2039	192,171
	GS Mortgage Securities Corp.
89,135	Series 2007-EOP, 1.142%, 03/06/2020 (b)(c)	89,153
500,000	Series 2007-EOP, 1.317%, 03/06/2020 (b)(c)	500,217
300,000	Series 2007-EOP, 1.535%, 03/06/2020 (b)(c)	300,177

	GSR Mortgage Loan Trust
42,582	Series 2005-AR6, 2.796%, 09/25/2035 (b)	41,698
300,000	Series 2005-AR6, 2.907%, 09/25/2035 (b)	269,079
389,385	Series 2005-AR7, 5.181%, 11/25/2035 (b)	376,234
145,606	Series 2007-3F, 5.000%, 05/25/2037	144,486
	Harborview Mortgage Loan Trust
221,121	Series 2006-9, 0.464%, 11/19/2036 (b)	147,286
119,830	Series FLT, 0.444%, 12/19/2036 (b)	79,154
517,250	IXIS Real Estate Capital Trust Series A-3, 0.602%, 02/25/2036 (b)	462,632
1,005,859	JP Morgan Mortgage Acqusition Corp. Series 2006-FRE1, 0.440%, 05/25/2035 (b)	924,080
112,496	JP Morgan Mortgage Trust Series 2006-S2, 5.875%, 06/25/2021	110,953
205,747	Morgan Stanley Mortgage Loan Trust Series 2006-8AR, 3.632%, 06/25/2036 (b)	200,376
561,119	Navigator CDO Ltd. Series 2003-1A, 1.136%, 11/15/2015 (b)(c)	538,832
254,063	Newgate Funding Plc
999,877	Nomura Asset Acceptance Corp. Series 2005-AR5, 2.605%, 10/25/2035 (b)	726,788
800,000	RBSCF Trust Series 2010-RR3, 5.467%, 09/16/2039 (b)(c)	855,679
367,557	Structured Asset Mortgage Corp. Series 2006-AR3, 0.472%, 04/25/2036 (b)	243,642
502,848	Thornburg Mortgage Securities Trust Series 2006-6, 0.360%, 12/25/2036 (b)	496,580
	TIAA Real Estate CDO
678,656	Series 2002-1, 0.734%, 05/22/2017 (b)(c)	619,698
398,576	Series 2002-1X, 0.763%, 05/22/2017 (b)	392,229
251,493	Washington Mutual Series 2006-AR14, 5.424%, 11/25/2036 (b)	197,557
199,432	Wells Fargo Mortgage Backed Securities Series 2006-AR8, 2.907%, 04/25/2036 (b)	184,451

	Total Collateralized Mortgage Obligations (Cost $16,436,747)	18,028,988

	CONVERTIBLE BONDS - 0.24%
500,000	SL Green Operating Partnership LP 3.000%, 10/15/2017 (c)	550,000

	Total Convertible Bonds (Cost $496,250)	550,000

	CORPORATE BONDS - 31.84%
	Airlines - 0.19%
377,723	United Airlines, Inc. 10.400%, 11/01/2016	432,492

	Building Products - 0.27%
600,000	Masco Corp. 5.875%, 07/15/2012	628,335

	Capital Markets - 0.80%
1,400,000	Itaú Securities Effective Yield, 1.35%, 07/19/2011	1,394,630
500,000	Morgan Stanley 0.739%, 10/18/2016 (b)	468,246

		1,862,876

	Commercial Banks - 8.94%
300,000	Banco Do Brasil S.A. 4.500%, 01/20/2016 (c)	421,540
	Banco Santander S.A.
300,000	2.409%, 03/18/2014 (b)(c)	301,069
400,000	4.250%, 01/14/2016 (a)(c)	401,000
600,000	1.903%, 01/19/2016 (b)(c)	591,012
600,000	BNP Paribas S.A. 5.000%, 01/15/2021	606,772
2,000,000	Commonwealth Bank of Australia 0.859%, 03/19/2013 (b)(c)	2,004,882
500,000	Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. 1.850%, 01/10/2014	499,416
500,000	Export-Import Bank of Korea 1.360%, 03/13/2012 (b)(c)	499,895
100,000	HBOS Plc 1.189%, 03/29/2016 (b)	123,370
	ING Bank N.V.
300,000	0.919%, 01/13/2012 (b)(c)	300,827
900,000	2.625%, 02/09/2012 (c)	915,356
900,000	1.107%, 03/30/2012 (b)(c)	902,946
	Intesa SanPaolo SpA
300,000	0.789%, 01/19/2012 (b)	298,860
900,000	2.714%, 02/24/2014 (b)(c)	912,304
	Lloyds TSB Group plc
700,000	4.875%, 01/21/2016 (a)	722,555
500,000	12.000%, 12/16/2024 (b)(c)	480,775
300,000	Macquarie Bank Limited 2.600%, 01/20/2012 (c)	305,129
2,300,000	Nordea Eiendomskreditt 0.725%, 04/07/2014 (Acquired 03/29/2011, Cost $2,300,000) (b)(d)	2,300,000
1,000,000	Santander US Debt S.A. 1.103%, 03/30/2012 (b)(c)	990,983
	The Royal Bank of Scotland Group Plc
1,900,000	1.450%, 10/20/2011 (c)	1,911,930
2,000,000	1.500%, 03/30/2012 (c)	2,018,976
2,000,000	2.625%, 05/11/2012 (c)	2,044,777
100,000	7.640%, 03/31/2049 (b)	80,000
1,100,000	UBS AG, Stamford Branch 1.384%, 02/23/2012 (b)	1,109,079

		20,743,453

	Commercial Services & Supplies - 1.27%
	International Lease Finance Corp.
600,000	5.250%, 01/10/2013	610,500
900,000	6.625%, 11/15/2013 (a)	936,000
300,000	6.500%, 09/01/2014 (c)	321,750
400,000	6.750%, 09/01/2016 (c)	430,000
600,000	7.125%, 09/01/2018 (c)	647,700

		2,945,950

	Construction Materials - 0.14%
300,000	CEMEX, S.A.B. de C.V.
	9.000%, 01/11/2018 (c)	316,125

	Consumer Finance - 2.04%
	Ford Motor Credit Co LLC
100,000	9.875%, 08/10/2011	102,856
200,000	7.250%, 10/25/2011	205,844
900,000	7.800%, 06/01/2012	954,552
500,000	7.500%, 08/01/2012	533,303
1,500,000	GMAC LLC
	6.875%, 08/28/2012	1,576,088
	GMAC, Inc.
500,000	6.000%, 12/15/2011	512,500
300,000	6.625%, 05/15/2012	313,125
500,000	HSBC Finance Corp.
	6.676%, 01/15/2021 (c)	519,925

		4,718,193

	Diversified Financial Services - 7.43%
	American General Finance Corp.
500,000	5.200%, 12/15/2011	501,250
300,000	3.250%, 01/16/2013	398,583
	CIT Group, Inc.
14,701	7.000%, 05/01/2013	15,330
442,026	7.000%, 05/01/2014 (a)	451,419
342,026	7.000%, 05/01/2015 (a)	345,874
70,043	7.000%, 05/01/2016	70,306
98,061	7.000%, 05/01/2017 (a)	98,429
	Citigroup, Inc.
900,000	1.753%, 01/13/2014 (b)	914,958
700,000	6.125%, 11/21/2017	763,804
100,000	4.750%, 02/10/2019 (b)	135,684
700,000	El Paso Performance-Linked Trust
	7.750%, 07/15/2011 (c)	713,487
1,000,000	FBG Finance Ltd.
	5.125%, 06/15/2015 (c)	1,062,590
5,700,000	Glencore Funding LLC
	6.000%, 04/15/2014 (a)(c)	6,109,470
500,000	JPMorgan Chase & Co.
	3.450%, 03/01/2016 (a)	498,772
3,000,000	LeasePlan Corporation NV
	3.000%, 05/07/2012 (c)	3,075,035
497,043	Racers
	0.767%, 07/25/2017 (b)(c)	443,474
	SLM Corp.
700,000	0.588%, 01/27/2014 (b)	664,358
100,000	5.375%, 05/15/2014	103,773
400,000	Stone Street Trust
	5.902%, 12/15/2015 (c)	417,190
400,000	VEB Finance Ltd.
	5.450%, 11/22/2017 (c)	408,000

		17,191,786

	Diversified Telecommunication Services - 0.52%
1,200,000	Verizon Wireless Capital LLC
	3.750%, 05/20/2011 (a)	1,199,064

	Energy Equipment & Services - 0.22%
500,000	Ensco Plc
	3.250%, 03/15/2016 (a)	498,726

	Health Care Facilities - 0.19%
400,000	HCA, Inc.
	7.250%, 09/15/2020	430,000

	Hotels, Restaurants & Leisure - 0.23%
500,000	Starwood Hotels & Resorts Worldwide, Inc.
	7.875%, 05/01/2012	531,875

	Household Durables - 0.04%
100,000	Lennar Corp.
	5.600%, 05/31/2015	99,000

	Independent Power Producers & Energy Traders - 0.27%
600,000	Nrg Energy, Inc.
	8.250%, 09/01/2020 (c)	627,000

	Insurance - 1.54%
	American International Group, Inc.
200,000	5.600%, 10/18/2016	208,473
1,200,000	8.175%, 05/15/2058 (b)	1,300,500
800,000	Hartford Financial Services Group, Inc.
	6.000%, 01/15/2019	842,218
	MetLife, Inc.
500,000	0.683%, 07/13/2011 (b)(c)	500,334
700,000	1.040%, 01/10/2014 (b)(c)	704,395

		3,555,920

	Media - 0.09%
200,000	New York Times Co.
	5.000%, 03/15/2015	200,730

	Metals & Mining - 0.33%
700,000	Vale Overseas Ltd. 6.250%, 01/23/2017 (a)	780,940

	Oil & Gas - 1.18%
	BP Capital Markets Plc
700,000	3.200%, 03/11/2016	697,700
400,000	4.500%, 10/01/2020 (a)	397,702
500,000	Odebrecht Drilling Norbe VIII Ltd. 6.350%, 06/30/2021 (a)(c)	529,375
300,000	Opti Canada, Inc. 9.000%, 12/15/2012 (a)(c)	306,375
800,000	Petrobras International Finance Co. 3.875%, 01/27/2016	809,348

		2,740,500

	Real Estate Investment Trust - 0.51%
1,050,000	Reckson Operating Partnership LP 7.750%, 03/15/2020 (a)	1,181,205

	Specialty Retail - 1.60%
3,000,000	AutoZone, Inc. 7.125%, 08/01/2018	3,489,660
200,000	Macy’s Retail Holdings, Inc. 8.375%, 07/15/2015	233,500

		3,723,160

	Technology Hardware & Equipment - 0.09%
200,000	Seagate Technology Holdings 6.375%, 10/01/2011	205,000

	Tobacco - 3.95%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018 (a)	1,316,994
6,000,000	9.250%, 08/06/2019	7,842,522

		9,159,516

	Total Corporate Bonds (Cost $65,302,566)	73,771,846

	FOREIGN GOVERNMENT AGENCY ISSUES - 0.49%
800,000	Instituto de Credito Oficial 2.948%, 03/25/2014 (Acquired 03/18/2011, Cost $1,133,153) (b)(d)	1,133,426

	Total Foreign Government Agency Issues (Cost $1,133,153)	1,133,426

	FOREIGN GOVERNMENT NOTES/BONDS - 1.76%
	Foreign Government Note/Bond - 1.76%
3,900,000	Canada 2.500%, 09/01/2013	4,071,447

	Total Foreign Government Notes/Bonds (Cost $3,852,976)	4,071,447

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 21.86%
852,241	Federal Home Administration 7.430%, 03/01/2021 (b)	843,607
	Federal Home Loan Mortgage Corp.
304,182	Series 3666, 0.990%, 05/15/2040 (b)	306,109
1,990,444	Pool #A9-5654, 4.000%, 12/01/2040	1,959,710
7,386,022	Pool #A9-7294, 4.000%, 02/01/2041	7,265,048
2,613,982	Pool #A9-7852, 4.000%, 03/01/2041	2,571,168
528,160	Series T-059, 6.500%, 10/25/2043	592,772
	Federal National Mortgage Association
484,670	Pool #AE0307, 4.000%, 05/01/2025	499,058
987,420	Pool #AE7103, 3.500%, 01/01/2026	991,712
988,355	Pool #AH2378, 3.500%, 01/01/2026	992,651
4,944,666	Pool #AH3431, 3.500%, 01/01/2026 (a)	4,966,158
113,746	Pool #985616, 5.500%, 04/01/2034	122,573
267,090	Pool #822101, 2.682%, 05/01/2035 (b)	280,196
232,904	Pool #834558, 5.036%, 09/01/2035 (b)	247,098
187,161	Series 2005-79, 0.671%, 09/25/2035 (b)	187,075
24,582	Pool #844000, 2.403%, 11/01/2035 (b)	25,618
307,308	Pool #866888, 3.247%, 01/01/2036 (b)	323,368
24,974	Series 2006-14, 1.108%, 03/25/2036 (b)	24,956
251,837	Series 2006-58, 0.961%, 07/25/2036 (b)	251,900
475,354	Series 2008-41, 6.539%, 11/25/2036 (Acquired 03/11/2010, Cost $68,031) (b)(d)(f)	74,878
259,515	Pool #905142, 5.500%, 02/01/2037	278,194
1,098,908	Series 2007-39, 6.509%, 05/25/2037 (Acquired 03/09/2010, Cost $169,837) (b)(d)(f)	180,236
337,284	Series 2007-73, 0.321%, 07/25/2037 (b)	331,840
352,251	Series 2007-106, 6.149%, 11/25/2037 (Acquired 04/22/2010, Cost $39,779) (b)(d)(f)	47,769
335,781	Pool #959454, 5.500%, 12/01/2037	359,950
782,577	Pool #929093, 5.500%, 02/01/2038	838,904
228,636	Pool #972296, 5.500%, 02/01/2038	244,807
192,077	Pool #929412, 5.500%, 05/01/2038	205,662
673,685	Pool #975103, 5.500%, 06/01/2038	721,332
664,322	Pool #985558, 5.500%, 06/01/2038	711,307
150,877	Pool #995018, 5.500%, 06/01/2038	161,831
889,272	Pool #889715, 5.500%, 07/01/2038	952,167
1,106,302	Pool #970771, 5.500%, 11/01/2038	1,184,546
32,085	Pool #AA0837, 4.500%, 01/01/2039	32,738
672,414	Pool #AC1501, 4.500%, 08/01/2039	685,461
226,368	Pool #AE2267, 5.500%, 11/01/2039	242,378
291,909	Series 2010-67, 1.011%, 06/25/2040 (b)	294,085
282,977	Pool #AB1250, 4.500%, 07/01/2040	288,467
554,112	Pool #AE5656, 4.000%, 10/01/2040	546,009
216,391	Pool #AE6984, 4.000%, 10/01/2040	213,227
3,127,000	Series 2010-111, 0.773%, 10/25/2040 (b)	3,136,226
219,681	Pool #AE4054, 4.000%, 11/01/2040	216,468
1,985,006	Pool #AE8392, 3.500%, 11/01/2040	1,872,237
1,298,087	Pool #932848, 4.000%, 12/01/2040	1,279,105

224,592	Pool #AD7464, 4.000%, 12/01/2040	221,308
215,369	Pool #AE5036, 4.000%, 12/01/2040	212,220
198,977	Pool #AE7856, 4.000%, 12/01/2040	196,067
1,917,916	Series 2010-136, 0.756%, 12/25/2040 (b)	1,921,497
8,139,130	Series 2010-141, 0.725%, 12/25/2040 (b)	8,151,828
66,622	Pool #AH2685, 4.000%, 01/01/2041	65,648
2,312,588	Series 2011-3, 0.940%, 02/25/2041 (b)	2,325,671

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $50,466,133)	50,644,840

	MUNICIPAL BONDS - 0.17%
400,000	Illinois, GO, 4.071%, 01/01/2014	400,504

	Total Municipal Bonds (Cost $402,611)	400,504

Number of Shares
	PREFERRED STOCKS - 0.13%
	Diversifed Financial Services - 0.13%
12,000	GMAC Capital Trust I	306,000

	Total Preferred Stocks (Cost $300,000)	306,000

Principal Amount
	U.S. GOVERNMENT AGENCY ISSUES - 0.04%
$ 78,542	Small Business Administration Participant 5.600%, 09/01/2028	84,279

	Total U.S. Government Agency Issues (Cost $78,542)	84,279

	U.S. TREASURY OBLIGATIONS - 0.78%
1,800,000	U.S. Treasury Note - 0.78%
	2.875%, 03/31/2018	1,797,890

	Total U.S. Treasury Obligations (Cost $1,797,150)	1,797,890

	REPURCHASE AGREEMENTS - 0.41%
	Repurchase Agreements - 0.41%
	Barclays Repurchase Agreement
175,000	0.42%, 05/11/2012 (Collateralized by UST, Inc., value $181,358, 6.63%, 07/15/2012)	175,000
641,000	0.34%, 11/06/2011 (Collateralized by Allegheny Energy Supply, value $272,604, 8.25%, 04/15/2012, and Time Warner Entertainment, value $375,484, 10.15%, 05/01/2012)	641,000
119,375	0.14%, 03/14/2013 (Collateralized by Express Scripts, Inc., value $111,176, 6.25%, 06/15/2014)	119,375

	Total Repurchase Agreements (Cost $935,375)	935,375

	SHORT-TERM INVESTMENTS - 29.43%
	Certificates of Deposit - 0.35%
	Industrial & Commercial Bank of China Ltd.
500,000	Effective Yield, 0.55%, 05/18/2011	500,000
300,000	Effective Yield, 0.75%, 08/18/2011	300,407

		800,407

	Commercial Paper - 0.30%
700,000	Comcast Corp.	699,776

	Money Market Fund - 1.38%
3,198,987	Federated Prime Obligations Fund Effective Yield, 0.16%, 01/01/2050	3,198,987

	Repurchase Agreements - 5.87%
	Barclays Repurchase Agreement
2,800,000	0.13%, 04/11/2011 (Collateralized by Freddie Mac, value $2,856,746, 3.00%, 02/24/2016) (d)	2,800,000
10,800,000	0.13%, 04/01/2011 (Collateralized by a U.S. Treasury Note, value $10,971,007, 3.63%, 02/15/2020)	10,800,000

		13,600,000

	U.S. Treasury Bill - 21.53%
	U.S. Treasury Bill
200,000	Effective Yield, 0.14%, 08/25/2011	199,895
540,000	Effective Yield, 0.07%, 06/09/2011 (e)	539,938
600,000	Effective Yield, 0.08%, 06/23/2011	599,893
2,731,000	Effective Yield, 0.10%, 07/14/2011 (e)	2,730,290
17,712,000	Effective Yield, 0.10%, 07/21/2011 (a)(e)	17,706,971
6,700,000	Effective Yield, 0.12%, 08/11/2011 (a)	6,697,179
7,700,000	Effective Yield, 0.13%, 08/18/2011 (a)	7,696,289
3,900,000	Effective Yield, 0.15%, 09/01/2011 (a)	3,897,765
2,800,000	Effective Yield, 0.15%, 09/08/2011 (a)	2,798,258
6,996,000	Effective Yield, 0.11%, 07/28/2011 (a)(e)	6,993,775

		49,860,253

	Total Short-Term Investments (Cost $68,149,040)	68,159,423

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.70%
	Money Market Fund - 22.70%
52,587,072	Mount Vernon Prime Portfolio Effective Yield, 0.29%	52,587,072

	Total Investments Purchased as Securities Lending Collateral (Cost $52,587,072)	52,587,072

	Total Investments (Cost $275,380,929) - 123.52%	286,114,568
	Liabilities in Excess of Other Assets - (23.52)%	(54,490,113)

	TOTAL NET ASSETS - 100.00%	$231,637,737

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$275,380,929

Gross unrealized appreciation	11,256,035
Gross unrealized depreciation	(522,396)

Net unrealized appreciation	10,733,639

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2011.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $46,938,327, which represents 20.26% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s guidelines. The market value of these securities total $7,428,104, which represents 3.21% of total net assets.
(e)	Partially assigned as collateral for certain future, swap, and options contracts.
(f)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2011. The securities are illiquid and the value of these securities total $302,883, which represents 0.13% of total net assets.

Genworth PIMCO StocksPLUS Fund

Schedule of Forward Sale Commitments

March 31, 2011 (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal Home Loan Mortgage Corporation, Pool #TBA, 4.00%, 4/15/2041	$12,000,000	4/13/2011	$11,730,000	$11,786,256
Federal National Mortgage Association, Pool #TBA, 4.00%, 04/15/2041	3,000,000	4/13/2011	2,940,000	2,951,250
Federal National Mortgage Association, Pool #TBA, 5.00%, 05/15/2041	5,000,000	5/12/2011	5,224,219	5,214,845
Federal National Mortgage Association, Pool #TBA, 5.50%, 04/15/2041	7,000,000	4/13/2011	7,437,500	7,486,724

	$27,000,000		$27,331,719	$27,439,075

Genworth PIMCO StocksPLUS Fund

Schedule of Open Forward Currency Contracts

March 31, 2011 (Unaudited)

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
6/13/2011	U.S. Dollars	828,402	British Pound	516,000	$1,489
6/20/2011	U.S. Dollars	3,019,411	Canadian Dollars	2,951,000	(18,728)
4/19/2011	U.S. Dollars	6,147,162	European Monetary Unit	4,497,000	(223,946)
4/14/2011	U.S. Dollars	1,260,752	Japanese Yen	102,553,000	27,754
4/29/2011	Australian Dollar	529,000	U.S. Dollars	517,107	28,110
6/15/2011	Chinese Yuan	28,133,117	U.S. Dollars	4,266,000	47,528
2/13/2012	Chinese Yuan	1,875,877	U.S. Dollars	291,127	(554)
9/8/2015	Chinese Yuan	486,640	U.S. Dollars	79,000	1,802
4/6/2011	Japanese Yen	69,735,120	U.S. Dollars	840,000	(1,610)
4/14/2011	Japanese Yen	33,533,000	U.S. Dollars	414,519	(11,350)
8/12/2011	Korean Won	650,517,600	U.S. Dollars	580,859	7,252
5/5/2011	Norwegian Krone	3,262,000	U.S. Dollars	586,071	2,677
11/15/2011	Philippines Pesos	28,120,380	U.S. Dollars	646,000	(4,485)
9/9/2011	Singapore Dollars	1,067,925	U.S. Dollars	834,777	12,778

					$(131,283)

Genworth PIMCO StocksPLUS Fund

Schedule of Open Futures Contracts

March, 2011 (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bobl Futures	35	$8,617,000	Jun-11	$(25,120)
Eurodollar 90 Day Futures	70	17,350,375	Mar-12	43,375
Eurodollar 90 Day Futures	82	20,375,975	Dec-11	49,700
S&P 500 Index Futures	430	142,007,500	Jun-11	1,097,779
S&P 500 Index Mini Futures	683	45,112,150	Jun-11	480,220
U.S. Long Bond Futures	(8)	(961,500)	Jun-11	(7,563)

				$1,638,391

Genworth PIMCO StocksPLUS Fund

Schedule of Options Written

March 31, 2011 (Unaudited)

Notional Amount		Value
	CURRENCY CONTRACTS
	Call Options
$1,200,000	U.S. Dollar - Korean Won* Expiration: June, 2011, Exercise Price: $1,197	$5,597

	Put Options
2,000,000	U.S. Dollar - Australian Dollar* Expiration: June, 2011, Exercise Price: $0.919	4,214
1,000,000	U.S. Dollar - Australian Dollar* Expiration: June, 2011, Exercise Price: $0.919	2,107

		6,321

Number of Contracts
	FUTURES CONTRACTS
	Call Options
6	S&P 500 Futures Expiration: April, 2011, Exercise Price: $1,330.00	16,050

	Put Options
6	S&P 500 Futures Expiration: April, 2011, Exercise Price: $1,230.00	2,700

Notional Amount
	INTEREST RATE SWAPTIONS
	Put Options
$2,400,000	1-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November 19, 2012, Exercise Rate: 1.000%	31,342
5,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	78,014
6,300,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	87,765
2,000,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	29,586
1,500,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	22,190

		248,897

	CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
	Call Options
2,200,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: May 18, 2011, Exercise Rate: 0.800%	2,908
400,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 0.800%	744
1,600,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 0.800%	2,976
1,500,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 0.800%	2,790
1,600,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 0.800%	2,976
300,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 0.800%	558

		12,952

	Put Options
2,200,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: May 18, 2011, Exercise Rate: 1.500%	84
400,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 1.200%	386
1,600,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 1.200%	1,542
1,600,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 1.200%	1,542
900,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 1.200%	868
2,100,000	CDX.IG-15 5 Year Index, Sell Protection, Expiration: June 15, 2011, Exercise Rate: 1.200%	2,024

		6,446

	INFLATION FLOOR
	Floor
400,000	CPURNSA Index, Counterparty: Deutsche Bank Expiration: October 13, 2020, Strike Index: 218.011	3,141

	FORWARD VOLATILITY AGREEMENTS
	Forward Volatility Agreements
16,100,000	1-Year vs. 2-Year Forward Volatility Agreement* Counterparty: Morgan Stanley Exercise Price: To be determined Expiration: October 11, 2011,	284,648
4,600,000	1-Year vs. 2-Year Forward Volatility Agreement* Counterparty: Morgan Stanley Exercise Price: To be determined Expiration: November 14, 2011,	81,126

		365,774

	Total Options Written (Premiums received $527,554)	$667,878

Genworth PIMCO StocksPLUS Fund

Schedule of Credit Default Swaps

March 31, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Buy Protection(1)

Reference Obligation	Implied Credit Spread at March 31, 2011(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019	1.41%	(1.420%)	3/20/2019	Goldman Sachs	$3,000,000	($2,172)	—	($2,172)
Altria Group, Inc., 7.000%, 11/04/2013	1.41%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	(8,962)	—	(8,962)
American International Group, Inc., 6.250%, 05/01/2036	2.14%	(4.300%)	3/20/2019	Goldman Sachs	200,000	(27,767)	—	(27,767)
American International Group, Inc., 5.550%, 09/05/2012	2.71%	(5.000%)	12/20/2013	Morgan Stanley	900,000	(53,175)	(44,418)	(8,757)
American International Group, Inc., 5.875%, 05/01/2013	2.30%	(5.000%)	3/20/2013	Goldman Sachs	600,000	(31,019)	(27,573)	(3,446)
Autozone, Inc., 7.125%, 08/01/2018	1.09%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	(44,775)	—	(44,775)
Citigroup, Inc., 6.500%, 01/18/2011	1.45%	(1.000%)	9/20/2019	Deutsche Bank	100,000	3,217	6,355	(3,138)
Ford Motor Credit Company, 7.250%, 10/25/2011	1.27%	(5.000%)	9/20/2012	Bank of America	400,000	(21,904)	(21,829)	(75)
Ford Motor Credit Company, 7.250%, 10/25/2011	1.12%	(5.000%)	6/20/2012	Deutsche Bank	800,000	(38,006)	(41,252)	3,246
Fosters Financial Corp., 5.125%, 06/15/2015	0.66%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	(38,454)	—	(38,454)
Glencore Funding LLC, 6.000%, 04/15/2014	1.25%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	(668,687)	1,539,000	(2,207,687)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017	1.28%	(1.000%)	6/20/2014	Deutsche Bank	400,000	3,489	49,252	(45,763)
Hartford Financial Services Group, 6.000%, 01/15/2019	1.85%	(5.000%)	3/20/2019	Deutsche Bank	500,000	(105,164)	35,000	(140,164)
Lennar Corp., 6.500%, 04/15/2016	3.04%	(5.000%)	6/20/2015	BNP Paribas	100,000	(7,502)	(3,068)	(4,434)
Macy’s, Inc., 7.450%, 07/15/2017	1.27%	(1.000%)	9/20/2015	BNP Paribas	200,000	2,278	8,253	(5,975)
Masco Corporation, 6.125%, 10/03/2016	1.64%	(1.000%)	9/20/2012	BNP Paribas	200,000	1,880	2,162	(282)
Masco Corporation, 6.125%, 10/03/2016	1.64%	(1.000%)	9/20/2012	JP Morgan Chase	500,000	4,700	7,404	(2,704)
New York Times Co., 5.000%, 03/15/2015*	1.87%	(1.000%)	3/20/2015	Barclays Bank	200,000	6,488	11,545	(5,057)
Seagate Technology, 6.800%, 10/01/2016	0.45%	(1.000%)	12/20/2011	Goldman Sachs	200,000	(809)	1,908	(2,717)
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/2018	0.39%	(1.000%)	6/20/2012	Deutsche Bank	600,000	(4,556)	(576)	(3,980)
Wells Fargo & Co., 5.000%, 11/15/2014	0.46%	(2.400%)	3/20/2014	Deutsche Bank	100,000	(5,731)	—	(5,731)

						($1,036,631)	$1,522,163	($2,558,794)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Sell Protection(2)

Reference Obligation	Implied Credit Spread at March 31, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc., 6.750%, 12/01/2014	1.25%	5.000%	12/20/2011	Deutsche Bank	$1,500,000	$40,954	$29,418	$11,536
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.33%	1.000%	6/20/2013	Barclays	400,000	5,937	1,502	4,435
Anheuser-Busch InBev NV, 8.625%, 01/30/2017	0.33%	1.000%	6/20/2013	Barclays	800,000	11,874	2,504	9,370
Arab Republic of Egypt, 5.750%, 4/29/2020	3.22%	1.000%	3/20/2016	Deutsche Bank	200,000	(19,837)	(19,453)	(384)
Arab Republic of Egypt, 5.750%, 4/29/2020	3.22%	1.000%	3/20/2016	Morgan Stanley	100,000	(9,918)	(12,504)	2,586
California, 5.250%, 02/01/2018*	0.15%	1.580%	9/20/2011	Goldman Sachs	300,000	2,068	—	2,068
California, 5.250%, 02/01/2018*	0.15%	2.150%	9/20/2011	Goldman Sachs	140,000	1,350	—	1,350
California, 5.250%, 02/01/2018*	0.15%	2.250%	9/20/2011	Goldman Sachs	130,000	1,316	—	1,316
California, 5.250%, 02/01/2018*	0.15%	2.400%	9/20/2011	Goldman Sachs	130,000	1,410	—	1,410
China (Peoples Republic of), 4.750%, 10/29/2013	0.55%	0.820%	12/20/2014	JP Morgan Chase	900,000	8,994	—	8,994
China (Peoples Republic of), 4.750%, 10/29/2013	0.55%	0.850%	12/20/2014	Barclays	400,000	4,434	—	4,434
France, 4.250%, 04/25/2019	0.73%	0.250%	3/20/2016	Bank of America	500,000	(11,376)	(19,986)	8,610
Illinois, 5.000%, 06/01/2029*	2.41%	3.300%	3/20/2021	Bank of America	300,000	14,517	—	14,517
MetLife, Inc., 5.000%, 06/15/2015	1.48%	1.000%	3/20/2016	Bank of America	200,000	(4,490)	(4,713)	223
New Jersey, 5.250%, 07/01/2019 *	1.48%	1.720%	3/20/2020	Goldman Sachs	300,000	4,461	—	4,461
New Jersey, 5.250%, 07/01/2019*	0.02%	1.950%	9/20/2011	Goldman Sachs	100,000	932	—	932
New Jersey, 5.250%, 07/01/2019*	0.02%	2.100%	9/20/2011	Goldman Sachs	100,000	1,004	—	1,004
New York, 5.000%, 04/15/2015*	0.20%	2.000%	9/20/2011	Goldman Sachs	100,000	866	—	866
New York, 5.000%, 04/15/2015*	0.20%	2.100%	9/20/2011	Goldman Sachs	100,000	914	—	914
Petrobras International Finance Co., 8.375%, 12/10/2018	0.79%	1.000%	9/20/2012	Deutsche Bank	300,000	920	(3,722)	4,642
Petrobras International Finance Co., 8.375%, 12/10/2018	1.36%	1.000%	9/20/2015	HSBC Bank	100,000	(1,511)	(3,553)	2,042
Petrobras International Finance Co., 8.375%, 12/10/2018	1.36%	1.000%	9/20/2015	Morgan Stanley	200,000	(3,022)	(6,875)	3,853
Petrobras International Finance Co., 8.375%, 12/10/2018	0.79%	1.000%	9/20/2012	Morgan Stanley	100,000	307	(630)	937

						$52,104	($38,012)	$90,116

Credit Default Swaps on Credit Indices — Buy Protection(1)

Index/Tranches	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	Deutsche Bank	$2,129,600	$60,975	$148,140	($87,165)
CDX.IG-10 10-Year Index	(1.500%)	6/20/2018	Bank of America	2,904,000	(34,612)	5,076	(39,688)
CDX.IG-11 10-Year Index	(1.400%)	12/20/2018	Deutsche Bank	992,000	(12,544)	37,792	(50,336)

					$13,819	$191,008	($177,189)

Genworth PIMCO StocksPLUS Fund

Schedule of Interest Rate Swaps

March 31, 2011 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	4.000%	6/16/2020	Royal Bank of Scotland	1,600,000	($72,517)	$20,560	($93,077)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Bank of America	2,400,000	(277,684)	(288,523)	10,839
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	2,900,000	(335,534)	(484,156)	148,622
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	BNP Paribas	1,100,000	(127,271)	(168,601)	41,330
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Goldman Sachs	1,000,000	(115,701)	(127,256)	11,555
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	1,400,000	(161,982)	(200,344)	38,362
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	HSBC Bank	2,000,000	26,947	44,280	(17,333)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	Deutsche Bank	600,000	8,084	7,332	752
Receive	3-Month-USD-LIBOR	2.500%	6/15/2016	Morgan Stanley	1,400,000	5,875	(3,920)	9,795
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	700,000	(11,495)	(6,134)	(5,361)
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	JPMorgan Chase	2,300,000	43,433	(1,928)	45,361
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	Royal Bank of Scotland	3,200,000	60,429	(30,394)	90,823
Pay	Brazil CETIP Interbank Deposit	11.490%	1/2/2012	Deutsche Bank	4,100,000	(3,515)	(5,221)	1,706
Pay	Brazil CETIP Interbank Deposit	11.570%	1/2/2012	JPMorgan Chase	2,400,000	22,504	6,184	16,320

						($938,427)	($1,238,121)	$299,694

Genworth PIMCO StocksPLUS Fund

Schedule of Total Return Swaps

March 31, 2011 (Unaudited)

Receive Total Return on Reference Index	Index		# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	*	19,081	3-Month USD-LIBOR	$41,292,467	6/15/2011	Bank of America	$1,438,307

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
*	Investments are treated as illiquid according to the Fund’s liquidity guidelines.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Preferred Stock	$306,000	$—	$—	$306,000
Fixed Income
Asset Backed Securities	—	6,864,363	5,887,320	12,751,683
Bank Loan	—	—	891,795	891,795
Collateralized Mortgage Obligations	—	16,478,229	1,550,759	18,028,988
Convertible Bond	—	550,000	—	550,000
Corporate Bonds	—	72,879,765	892,081	73,771,846
Foreign Government Agency Issue		1,133,426		1,133,426
Foreign Government Note/Bond	—	4,071,447	—	4,071,447
Mortgage Backed Securities - U.S. Government Agency	—	49,801,233	843,607	50,644,840
Municipal Bonds	—	400,504	—	400,504
U.S. Government Agency Issues	—	84,279	—	84,279
U.S. Treasury Obligations	—	1,797,890	—	1,797,890

Total Fixed Income	—	154,061,136	10,065,562	164,126,698

Repurchase Agreements	—	935,375	—	935,375
Short Term Investments	3,198,987	64,960,436		68,159,423

Investments Purchased as Securities Lending Collateral	52,587,072	—	—	52,587,072

Total Investments in Securities	$56,092,059	$219,956,947	$10,065,562	$286,114,568

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency Contracts	$—	$(131,283)	$—	$(131,283)
Forward Sale Commitments and Securities Sold Short	—	27,439,075	—	27,439,075
Futures	1,638,391	—	—	1,638,391
Options Written	30,668	268,295	368,915	667,878
Swaps	—	(907,866)	—	(907,866)

Total	$1,669,059	$27,037,136	$—	$28,706,195

There were no significant transfers out of Levels 1,2, or 3.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, forward sale commitments, futures, options written , credit default swaps, interest rate swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments and written options are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments and written options are reflected at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Reconciliation Disclosure

Description	Investments in Securities	Options Written
Balance as of January 1, 2011	$7,997,405	$352,229
Accrued discounts	15,263	—
Realized gain	25,989	—
Change in unrealized depreciation	384,390	16,686
Net purchases	(761,754)	—
Transfers in and/or (out) of Level 3	2,404,269	—

Balance as of March 31, 2011	$10,065,562	$368,915

Change in unrealized depreciation during the period for Level 3 investments held at March 31, 2011	$384,390	$16,686

Transfers were made into Level 3 because observable inputs became unavailable or unreliable by the Fund’s pricing service.

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outfright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of March 31, 2011

Genworth PIMCO StocksPLUS Fund

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outfright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives 2011		Liability Derivatives 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts - Options			Options Written, at value	$617,812
Interest Rate Contracts - Futures*	Variation margin on futures contracts	$93,075	Variation margin on futures contracts	32,683
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	415,465	Depreciation on Swap Agreements	115,771
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	129,390	Depreciation of forward currency contracts	260,673

Foreign Exchange Contracts - Options			Options Written, at value	11,918
Credit Contracts - Options			Options Written, at value	19,398
Credit Contracts - Swaps	Appreciation on Swap Agreements	93,746	Depreciation on Swap Agreements	2,739,613
Equity Contracts - Options			Options Written, at value	18,750
Equity Contracts - Futures*	Variation margin on futures contracts	1,577,999
Equity Contracts - Swaps*	Appreciation on Swap Agreements	1,438,307

Total		$3,747,982		$3,816,618

*	Includes cumulative appreciation (depreciation) of futures contracts or total return swap agreements as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

The average monthly market value of purchased and written options during the year ended March 31, 2011 were as follows:

Genworth PIMCO StocksPLUS Fund
Purchased options	$3,189
Written Options	($401,811)

The average monthly notional amount of futures, forwards and swaps during the year ended March 31, 2011 for were as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund
Futures	$241,905,964
Forwards	$10,254,190
Swaps	$61,658,933

Short Positions	Genworth PIMCO StocksPLUS Fund
Futures	($963,083)
Forwards	($8,136,516)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.06%
1,000,000	Bank of America Commercial Mortgage, Inc.
	Series 2006-2, 5.740%, 05/10/2045 (c)	$1,087,357
500,000	JPMorgan Commercial Mortgage
	Series 2006-LDP7, 5.863%, 04/15/2045 (c)	550,058
1,000,000	LB-UBS Commercial Mortgage Trust
	Series 2006-C1, 5.156%, 02/15/2031	1,070,461
	Merrill Lynch Mortgage Trust
100,000	Series 2005-CIP1, 5.047%, 07/12/2038 (c)	106,704
200,000	Series 2005-MCP1, 4.747%, 06/12/2043 (c)	212,017
	Morgan Stanley
2,300,000	Series 2006-HQ9, 5.731%, 07/14/2044 (c)	2,517,584
300,000	Series 2007-IQ14, 5.692%, 04/15/2049 (c)	316,528
1,000,000	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C25, 5.738%, 05/15/2043 (c)	1,095,625

	Total Collateralized Mortgage Obligations (Cost $6,535,488)	6,956,334

	CORPORATE BONDS - 24.72%
	Agricultural Products - 0.09%
200,000	Bunge Ltd.
	4.100%, 03/15/2016	200,720

	Banks - 7.54%
140,000	Barclays Bank Plc
	5.200%, 07/10/2014	151,424
700,000	Credit Suisse
	4.375%, 08/05/2020 (a)	685,027
525,000	Fifth Third Bancorp
	3.625%, 01/25/2016	525,111
325,000	HSBC Bank USA N.A.
	4.875%, 08/24/2020	318,749
525,000	HSBC Holdings Plc
	6.500%, 09/15/2037 (a)	537,068
	Kreditanstalt Fur Wiederaufbau
1,000,000	3.250%, 03/15/2013	1,044,995
4,800,000	3.500%, 03/10/2014	5,081,862
	Landwirtschaftliche Rentenbank
1,800,000	1.875%, 09/24/2012	1,830,332
1,690,000	3.250%, 03/15/2013 (a)	1,764,705
3,000,000	Oesterreichische Kontrollbank AG
	3.625%, 06/17/2013	3,162,822
175,000	PNC Funding Corp.
	3.625%, 02/08/2015	181,085
325,000	SunTrust Banks, Inc.
	3.600%, 04/15/2016	323,430
375,000	SVB Financial Group
	5.375%, 09/15/2020	369,537
625,000	The Royal Bank Scotland Plc
	4.875%, 03/16/2015	650,190
500,000	US Bancorp
	3.442%, 02/01/2016	499,036

		17,125,373

	Beverages - 0.34%
675,000	Anheuser-Busch InBev. N.V.
	5.375%, 01/15/2020 (a)	725,753
45,000	PepsiCo, Inc.
	7.900%, 11/01/2018	57,202

		782,955

	Capital Markets - 0.83%
675,000	Bear Stearns Cos., Inc.
	7.250%, 02/01/2018	787,547
	Morgan Stanley
150,000	6.625%, 04/01/2018 (a)	165,100
725,000	7.300%, 05/13/2019 (a)	816,719
125,000	Nomura Holdings, Inc.
	4.125%, 01/19/2016	123,810

		1,893,176

	Chemicals - 0.28%
575,000	Dow Chemical Co.
	5.900%, 02/15/2015	637,861

	Consumer Finance - 0.77%
	American Express Co.
140,000	5.125%, 08/25/2014	151,136

125,000	7.000%, 03/19/2018	146,296
120,000	8.125%, 05/20/2019	149,953
475,000	Discover Financial Services
	10.250%, 07/15/2019	611,979
690,000	GMAC LLC
	1.750%, 10/30/2012	701,820

		1,761,184

	Diversified Financial Services - 3.64%
	Bank of America Funding Corp.
425,000	3.625%, 03/17/2016 (a)	419,485
250,000	5.650%, 05/01/2018	261,651
700,000	5.625%, 07/01/2020 (a)	719,963
425,000	5.875%, 01/05/2021	444,600
	Citigroup, Inc.
200,000	1.875%, 10/22/2012 (a)	203,861
350,000	5.000%, 09/15/2014	365,760
280,000	8.500%, 05/22/2019	346,014
475,000	5.375%, 08/09/2020 (a)	489,886
150,000	6.875%, 03/05/2038	165,372
300,000	JPMorgan Chase Capital XX
	6.550%, 09/15/2066 (a)(c)	305,867
3,000,000	Private Export Funding Corp.
	3.550%, 04/15/2013	3,156,936
400,000	SLM Corp.
	6.250%, 01/25/2016	417,432
375,000	UBS AG
	5.750%, 04/25/2018	404,574
500,000	Wachovia Corp.
	6.600%, 01/15/2038	563,535

		8,264,936

	Diversified Manufacturing - 1.83%
340,000	General Electric Capital Corp.
	5.625%, 05/01/2018 (a)	368,119
3,700,000	General Electric Corp.
	2.125%, 12/21/2012	3,789,004

		4,157,123

	Diversified Telecommunication Services - 0.37%
	AT&T, Inc.
330,000	5.600%, 05/15/2018	362,834
190,000	6.400%, 05/15/2038 (a)	194,614
90,000	Verizon Communications, Inc.
	6.400%, 02/15/2038	94,604
150,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018	193,006

		845,058

	Electric Utilities - 0.31%
350,000	Edison International
	3.750%, 09/15/2017	344,949
312,000	Nevada Power Co.
	7.125%, 03/15/2019	367,808

		712,757

	Food & Staples Retailing - 0.25%
575,000	CVS Caremark Corporation
	6.302%, 06/01/2062 (c)	565,092

	Food Products - 0.11%
	Kraft Foods, Inc.
125,000	6.125%, 08/23/2018	140,001
100,000	6.500%, 02/09/2040 (a)	107,168

		247,169

	Health Care Equipment & Supplies - 0.23%
200,000	Hospira, Inc.
	5.600%, 09/15/2040	191,792
	Laboratory Corp. America Holdings
150,000	3.125%, 05/15/2016	149,514
175,000	4.625%, 11/15/2020	175,532

		516,838

	Household Durables - 0.31%
175,000	Newell Rubbermaid, Inc.
	6.750%, 03/15/2012	184,280
450,000	Whirlpool Corporation
	8.600%, 05/01/2014	522,469

		706,749

	Insurance - 1.38%
425,000	Alleghany Corp.
	5.625%, 09/15/2020	431,418
250,000	Lincoln National Corp.
	4.300%, 06/15/2015 (a)	259,629
	Metlife, Inc.
90,000	6.750%, 06/01/2016	104,150
125,000	4.750%, 02/08/2021	125,530

350,000	6.400%, 12/15/2066 (c)	338,835
875,000	Prudential Financial, Inc.
	3.875%, 01/14/2015	905,549
675,000	Reinsurance Group of America, Inc.
	5.625%, 03/15/2017	709,368
250,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	263,292

		3,137,771

	Life Sciences Tools & Services - 0.29%
	Life Technologies Corp.
500,000	6.000%, 03/01/2020	539,469
125,000	5.000%, 01/15/2021	125,223

		664,692

	Media - 1.00%
580,000	Comcast Corp.
	5.700%, 05/15/2018 (a)	632,270
575,000	DIRECTV
	3.500%, 03/01/2016	576,893
225,000	NBC Universal, Inc.
	4.375%, 04/01/2021	215,842
500,000	News America, Inc.
	6.150%, 02/15/2041	497,504
300,000	WPP Finance UK
	8.000%, 09/15/2014	349,952

		2,272,461

	Metals & Mining - 0.38%
425,000	Freeport McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017	469,119
300,000	Teck Resources Ltd.
	10.750%, 05/15/2019 (a)	383,651

		852,770

	Oil & Gas - 2.31%
400,000	Anadarko Petroleum Corp.
	6.375%, 09/15/2017 (a)	440,864
	BP Capital Markets Plc
300,000	3.875%, 03/10/2015	311,794
250,000	3.200%, 03/11/2016	249,179
225,000	4.500%, 10/01/2020 (a)	223,708
300,000	Conoco, Inc.
	6.950%, 04/15/2029	359,166
650,000	Energy Transfer Partners LP
	6.700%, 07/01/2018	737,506
350,000	Noble Energy, Inc.
	6.000%, 03/01/2041	352,751
260,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	262,109
	Petrobras International Finance Co.
90,000	6.125%, 10/06/2016	100,183
902,000	5.750%, 01/20/2020 (a)	935,044
225,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	254,450
300,000	Talisman Energy, Inc.
	7.750%, 06/01/2019	366,630
	Transocean, Inc.
200,000	5.250%, 03/15/2013 (a)	212,412
400,000	6.500%, 11/15/2020 (a)	441,815

		5,247,611

	Pipelines - 0.24%
300,000	Enterprise Products Operating LLC
	7.550%, 04/15/2038	352,993
200,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067 (c)	201,067

		554,060

	Real Estate - 1.25%
400,000	Duke Realty Corp.
	6.750%, 03/15/2020 (a)	446,624
	HCP, Inc.
450,000	6.300%, 09/15/2016	496,388
125,000	5.375%, 02/01/2021	126,475
450,000	Healthcare Realty Trust Inc.
	5.750%, 01/15/2021	462,361
125,000	Kilroy Realty Corp.
	5.000%, 11/03/2015	124,869
150,000	Kilroy Realty LP
	6.625%, 06/01/2020	154,123
450,000	Liberty Property LP
	4.750%, 10/01/2020	445,416
	Simon Property Group LP
425,000	5.650%, 02/01/2020	458,470
125,000	4.375%, 03/01/2021	122,534

		2,837,260

	Specialty Retail - 0.19%
400,000	Home Depot, Inc.
	5.400%, 03/01/2016	442,804

	Telecommunications - 0.64%
175,000	Qwest Corp.
	8.375%, 05/01/2016	209,125
	Telecom Italia SpA
140,000	5.250%, 10/01/2015	145,053
775,000	6.999%, 06/04/2018	843,948
230,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017 (a)	251,243

		1,449,369

	Tobacco - 0.05%
90,000	Altria Group, Inc.
	8.500%, 11/10/2013	105,021

	Transportation - 0.06%
120,000	Vale Overseas Ltd.
	6.875%, 11/21/2036 (a)	128,083

	Wireless Telecommunication Services - 0.03%
60,000	America Movil, S.A.B. de C.V.
	5.625%, 11/15/2017 (a)	66,384

	Total Corporate Bonds (Cost $53,914,154)	56,175,277

	FOREIGN GOVERNMENT AGENCY ISSUES - 1.39%
3,000,000	Export Development Canada
	3.500%, 05/16/2013 (a)	3,158,409

	Total Foreign Government Agency Issues (Cost $3,153,916)	3,158,409

	FOREIGN GOVERNMENT NOTES/BONDS - 0.30%
50,000	Peru (Republic Of)
	5.625%, 11/18/2050	45,500
690,000	United Mexican States
	5.750%, 10/12/2110	625,140

	Total Foreign Government Notes/Bonds (Cost $723,535)	670,640

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 28.91%
	Federal Home Loan Mortgage Corp.
1,301,609	Pool #780323, 5.000%, 07/01/2019	1,397,899
3,437,406	Pool #G1-3771, 4.500%, 03/01/2025	3,634,959
2,448,759	Pool #AE0378, 5.500%, 05/01/2025	2,657,912
593,032	Pool #J1-4227, 3.000%, 01/01/2026	579,108
2,857,734	Pool #A9-0081, 5.000%, 12/01/2039	3,011,863
612,192	Pool #A9-0305, 5.000%, 12/01/2039	645,210
1,286,769	Pool #A9-0994, 4.500%, 02/01/2040	1,313,947
476,896	Pool #A9-2630, 5.000%, 06/01/2040	502,617
5,000,000	Pool #TBA, 4.000%, 04/15/2041 (b)	4,910,940
	Federal National Mortgage Association
591,751	Pool #AB2138, 3.000%, 01/01/2026	577,487
917,698	Pool #AB2139, 3.000%, 01/01/2026	895,577
77,005	Pool #AH3612, 3.000%, 01/01/2026	75,221
537,157	Pool #AC7686, 4.000%, 12/01/2024	553,104
1,470,704	Pool #AC5591, 4.500%, 02/01/2025	1,545,807
429,680	Pool #AD4073, 4.000%, 05/01/2025	444,584
991,853	Pool #AD3046, 4.000%, 07/01/2025	1,026,258
25,463	Pool #AE2258, 5.000%, 07/01/2033	26,845
3,000,000	Pool #TBA, 4.500%, 04/01/2034 (b)	3,053,907
93,062	Pool #906270, 6.000%, 01/01/2037	101,725
65,949	Pool #960392, 5.500%, 12/01/2037	70,696
26,501	Pool #967065, 5.500%, 12/01/2037	28,409
146,839	Pool #257041, 5.500%, 01/01/2038	157,408
55,738	Pool #955260, 5.500%, 01/01/2038	59,750
123,383	Pool #889624, 5.500%, 05/01/2038	132,109
1,716,764	Pool #889692, 5.500%, 05/01/2038	1,840,330
65,197	Pool #889667, 5.500%, 06/01/2038	69,808
58,555	Pool #929628, 5.500%, 06/01/2038	62,696
30,324	Pool #889685, 5.500%, 07/01/2038	32,469
93,362	Pool #AA5357, 4.500%, 04/01/2039	95,495
177,074	Pool #AA9795, 4.500%, 07/01/2039	181,450
132,646	Pool #935532, 4.500%, 08/01/2039	135,924
390,960	Pool #AC5082, 4.500%, 10/01/2039	400,623
1,110,392	Pool #AE0393, 5.500%, 10/01/2039	1,189,856
168,728	Pool #AC6651, 4.500%, 12/01/2039	172,899
189,149	Pool #AC5007, 4.500%, 01/01/2040	193,823
243,716	Pool #AC6752, 4.500%, 01/01/2040	249,739
602,431	Pool #AD0835, 6.000%, 03/01/2040	658,145
49,815	Pool #AD6839, 5.000%, 06/01/2040	52,216
66,551	Pool #AD6845, 5.000%, 06/01/2040	69,758
52,716	Pool #AD6848, 5.000%, 06/01/2040	55,256
269,073	Pool #AD6896, 5.000%, 06/01/2040	282,039

193,290	Pool #AD6940, 4.500%, 06/01/2040	198,067
93,509	Pool #AD8457, 5.000%, 06/01/2040	98,015
25,416	Pool #AD8850, 5.000%, 06/01/2040	26,625
33,203	Pool #AC2476, 5.000%, 07/01/2040	34,803
93,898	Pool #AC9032, 5.000%, 07/01/2040	98,423
48,766	Pool #AD2748, 5.000%, 07/01/2040	51,116
132,792	Pool #AD5163, 5.000%, 07/01/2040	139,191
23,814	Pool #AD5829, 5.000%, 07/01/2040	24,961
48,576	Pool #AD6856, 5.000%, 07/01/2040	50,917
429,679	Pool #AD9201, 5.000%, 07/01/2040	450,385
30,384	Pool #AD9223, 5.000%, 07/01/2040	31,849
29,329	Pool #AD9521, 5.000%, 07/01/2040	30,742
26,134	Pool #AD9945, 5.000%, 07/01/2040	27,393
596,253	Pool #AA4728, 5.000%, 08/01/2040	624,986
41,516	Pool #AD7433, 5.000%, 08/01/2040	43,517
174,227	Pool #AE1430, 5.000%, 08/01/2040	182,623
316,010	Pool #AE1662, 5.000%, 08/01/2040	331,238
1,628,773	Pool #MA0500, 5.000%, 08/01/2040	1,707,263
148,880	Pool #AD1877, 5.000%, 09/01/2040	156,054
278,286	Pool #AD8986, 5.000%, 09/01/2040	291,697
219,214	Pool #AD8996, 5.000%, 09/01/2040	229,778
391,268	Pool #AE1740, 5.000%, 09/01/2040	410,123
365,582	Pool #AE3258, 5.000%, 09/01/2040	383,199
784,370	Pool #AE3985, 5.000%, 09/01/2040	822,168
141,755	Pool #AE4206, 5.000%, 09/01/2040	148,719
9,443,887	Pool #MA0510, 4.500%, 09/01/2040	9,627,121
3,338,521	Pool #MA0545, 5.000%, 09/01/2040	3,499,402
1,000,000	Pool #TBA, 3.500%, 04/15/2041 (b)	941,875
2,000,000	Pool #TBA, 4.000%, 04/15/2041 (b)	1,967,500
5,000,000	Pool #TBA, 6.000%, 04/15/2041 (b)	5,438,280
	Government National Mortgage Association
3,542,630	Pool #783046X, 4.000%, 08/15/2040	3,551,117
996,772	Pool #737912X, 3.500%, 01/15/2041	951,606

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $66,032,621)	65,716,621

	MUNICIPAL BONDS - 1.14%
	California, GO,
615,000	7.950%, 03/01/2036	657,798
85,000	7.550%, 04/01/2039	92,479
215,000	7.300%, 10/01/2039	226,879
150,000	7.350%, 11/01/2039	159,219
1,075,000	7.625%, 03/01/2040	1,177,071
275,000	Illinois, GO,
	7.350%, 07/01/2035	281,270

	Total Municipal Bonds (Cost $2,440,956)	2,594,716

	U.S. GOVERNMENT AGENCY ISSUES - 3.27%
	Federal Home Loan Mortgage Corp.
490,000	2.500%, 01/07/2014	506,625
3,400,000	1.375%, 02/25/2014	3,403,978
200,000	6.750%, 03/15/2031	255,667
200,000	Federal National Mortgage Association
	6.625%, 11/15/2030	253,276
2,000,000	Financing Corp.
	10.350%, 08/03/2018	2,924,742
80,000	Tennessee Valley Authority
	5.250%, 09/15/2039	84,219

	Total U.S. Government Agency Issues (Cost $7,310,590)	7,428,507

	U.S. TREASURY OBLIGATIONS - 31.02%
	U.S. Treasury Bonds - 3.69%
300,000	4.500%, 02/15/2036	302,953
1,860,000	4.375%, 11/15/2039 (a)	1,819,895
3,470,000	4.375%, 05/15/2040 (a)	3,393,021
3,000,000	4.250%, 11/15/2040 (a)	2,869,689
	U.S. Treasury Notes - 27.33%
7,880,000	1.750%, 08/15/2012 (a)	8,017,900
1,800,000	0.625%, 01/31/2013	1,797,048
12,600,000	0.750%, 03/31/2013	12,592,138
5,200,000	1.250%, 02/15/2014 (a)	5,204,061
4,800,000	1.250%, 10/31/2015 (a)	4,632,374
300,000	2.125%, 02/29/2016 (a)	299,109
9,905,000	2.250%, 03/31/2016	9,918,144
1,900,000	2.625%, 01/31/2018 (a)	1,873,727
1,700,000	2.750%, 02/28/2018 (a)	1,687,383
3,950,000	3.125%, 05/15/2019 (a)	3,950,308
6,700,000	3.625%, 08/15/2019 (a)	6,927,170
1,100,000	2.625%, 08/15/2020 (a)	1,032,109
900,000	2.625%, 11/15/2020 (a)	839,953
3,300,000	3.625%, 02/15/2021 (a)	3,347,438

	Total U.S. Treasury Obligations (Cost $71,035,694)	70,504,420

	SHORT-TERM INVESTMENTS - 11.62%
	Money Market Fund - 11.62%
26,416,841	Federated Prime Obligations Fund Effective Yield, 0.16%	26,416,841

	Total Short-Term Investments (Cost $26,416,841)	26,416,841

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.62%
	Money Market Fund - 26.62%
60,510,279	Mount Vernon Prime Portfolio Effective Yield, 0.29%	60,510,279

	Total Investments Purchased as Securities Lending Collateral (Cost $60,510,279)	60,510,279

	Total Investments (Cost $298,074,074) - 132.05%	300,132,044
	Liabilities in Excess of Other Assets - (32.05)%	(72,846,143)

	TOTAL NET ASSETS - 100.00%	$227,285,901

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Security purchased on a when-issued basis. On March 31, 2011, the total value of the investments purchased on a when-issued basis was $16,312,502, or 7.18% of total net assets.
(c)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$298,074,074

Gross unrealized appreciation	3,581,236
Gross unrealized depreciation	(1,523,266)

Net unrealized appreciation	2,057,970

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Schedule of Forward Sale Commitments

March 31, 2011 (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, Pool #TBA, 5.00%, 04/15/2025	$1,000,000	4/18/2011	$1,063,125	$1,062,500
Federal National Mortgage Association, Pool #TBA, 5.50%, 04/15/2041	2,000,000	4/13/2011	2,138,125	2,139,064

	$3,000,000		$3,201,250	$3,201,564

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Schedule of Open Futures Contracts

March, 2011 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
U.S. Treasury 5 Year Note Futures	19	$2,218,992	Jun-11	$(3,413)
U.S. Treasury 2 Year Note Futures	6	1,308,750	Jun-11	(281)
U.S. Treasury 10 Year Note Futures	6	370,688	Jun-11	(1,969)
U.S. Treasury Long Bond Futures	2	714,188	Jun-11	(1,250)
U.S. Treasury Ultra Bond Futures	3	240,375	Jun-11	(1,688)

				$(8,601)

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$56,175,277	$—	$56,175,277
Collateralized Mortgage Obligations	—	6,956,334	—	6,956,334
Foreign Government Agency Issues	—	3,158,409	—	3,158,409
Foreign Government Note/Bond	—	670,640	—	670,640
Municipal Bonds	—	2,594,716	—	2,594,716
Mortgage Backed Securities - U.S. Government Agency	—	65,716,621	—	65,716,621
U.S. Government Agency Issues	—	7,428,507	—	7,428,507
U.S. Treasury Obligations	—	70,504,420	—	70,504,420

Total Fixed Income	—	213,204,924	—	213,204,924

Short Term Investments	26,416,841		—	26,416,841

Investments Purchased as Securities Lending Collateral	60,510,279		—	60,510,279

Total Investments in Securities	$86,927,119	$213,204,924	$—	$300,132,044

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Sale Commitments	$—	$3,201,564	$—	$3,201,564
Futures	$(8,601)	—	—	(8,601)

Total	$(8,601)	$3,201,564	$—	$3,192,963

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments and futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments are reflected at value. There were no significant transfers in/out of Levels 1 or 2.

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outfright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value
Interest Rate Contracts - Futures*	Variation margin on futures contracts	($8,601)

Total		($8,601)

*	Includes cumulative appreciation (depreciation) of futures contracts or total return swap agreements as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

The average monthly notional amount of futures during the period ended March 31, 2011 was as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund
Futures	$2,581,539

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Enhanced Small Cap Index Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.23%
	Investment Companies - 99.23%
1,464	iShares Morningstar Small Core Index Fund	$142,670
3,094	iShares Morningstar Small Growth Index Fund	285,709
4,865	iShares Morningstar Small Value Index Fund	427,050
15,028	iShares Russell 2000 Growth Index Fund (a)	1,432,770
84,998	iShares Russell 2000 Index Fund (a)	7,154,281
30,293	iShares Russell 2000 Value Index Fund (a)	2,283,486
1,814	iShares S&P Small Cap 600 Growth Index Fund (a)	143,342
3,759	iShares S&P Small Cap 600 Value Index Fund (a)	286,511
4,046	SPDR Dow Jones Small Cap ETF	286,354
2,416	SPDR Dow Jones Small Cap Growth ETF	286,296
3,909	SPDR Dow Jones Small Cap Value ETF	285,826
7,243	Vanguard Small Cap ETF	572,125
3,324	Vanguard Small Cap Growth ETF	286,861
3,995	Vanguard Small Cap Value ETF	285,443

	Total Investment Companies (Cost $12,065,286)	14,158,724

	SHORT-TERM INVESTMENTS - 0.91%
	Money Market Fund - 0.91%
129,164	Federated Prime Obligations Fund
	Effective Yield, 0.160%	129,164

	Total Short-Term Investments (Cost $129,164)	129,164

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 41.49%
	Money Market Fund - 41.49%
5,920,828	Mount Vernon Prime Portfolio
	Effective Yield, 0.290%	5,920,828

	Total Investments Purchased as Securities Lending Collateral (Cost $5,920,828)	5,920,828

	Total Investments (Cost $18,115,278) - 141.63%	20,208,716
	Liabilities in Excess of Other Assets - (41.63)%	(5,939,879)

	TOTAL NET ASSETS - 100.00%	$14,268,837

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$18,115,278

Gross unrealized appreciation	2,093,438
Gross unrealized depreciation	0

Net unrealized appreciation	2,093,438

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$14,158,724	$—	$—	$14,158,724
Short Term Investments	129,164	—	—	129,164

Investments Purchased as Securities Lending Collateral	5,920,828	—	—	5,920,828

Total Investments in Securities	$20,208,716	$—	$—	$20,208,716

There were no significant transfers in/out of Level 1.

Genworth Enhanced International Index Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.25%
	Investment Companies - 99.25%
19,038	iShares MSCI Australia Index Fund (a)	$506,792
48,379	iShares MSCI EAFE Growth Index Fund (a)	3,011,109
104,068	iShares MSCI EAFE Index Fund	6,253,445
75,241	iShares MSCI EAFE Value Index Fund (a)	3,988,525
18,582	iShares MSCI France Index Fund (a)	500,413
9,785	iShares MSCI Germany Index Fund (a)	253,921
13,410	iShares MSCI Hong Kong Index Fund	253,851
120,665	iShares MSCI Japan Index Fund (a)	1,244,056
10,854	iShares MSCI Netherlands Index Fund	250,185
18,464	iShares MSCI Singapore Index Fund	252,403
11,649	iShares MSCI Spain Index Fund (a)	494,151
7,655	iShares MSCI Sweden Index Fund	251,007
19,702	iShares MSCI Switzerland Index Fund	498,264
41,715	iShares MSCI United Kingdom Index Fund (a)	747,533
167,441	Vanguard Europe Pacific ETF (a)	6,247,224

	Total Investment Companies (Cost $22,049,500)	24,752,879

	SHORT-TERM INVESTMENTS - 1.77%
	Money Market Fund - 1.77%
442,004	Federated Prime Obligations Fund Effective Yield, 0.160%	442,004

	Total Short-Term Investments (Cost $442,004)	442,004

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.13%
	Money Market Fund - 26.13%
6,518,400	Mount Vernon Prime Portfolio Effective Yield, 0.290%	6,518,400

	Total Investments Purchased as Securities Lending Collateral (Cost $6,518,400)	6,518,400

	Total Investments (Cost $29,009,904) - 127.15%	31,713,283
	Liabilities in Excess of Other Assets - (27.15)%	(6,771,805)

	TOTAL NET ASSETS - 100.00%	$24,941,478

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$29,009,904

Gross unrealized appreciation	2,703,379
Gross unrealized depreciation	0

Net unrealized appreciation	2,703,379

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$24,752,879	$—	$—	$24,752,879
Short Term Investments	442,004	—	—	442,004

Investments Purchased as Securities Lending Collateral	6,518,400	—	—	6,518,400

Total Investments in Securities	$31,713,283	$—	$—	$31,713,283

There were no significant transfers in/out of Level 1.

Genworth 40/60 Index Allocation Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.79%
	Investment Companies - 97.79%
121,840	iShares Barclays Aggregate Bond Fund	$12,809,039
57,048	iShares MSCI EAFE Index Fund	3,428,014
5,212	iShares Russell 2000 Growth Index Fund (a)	496,912
29,478	iShares Russell 2000 Index Fund (a)	2,481,163
13,133	iShares Russell 2000 Value Index Fund (a)	989,966
7,140	iShares S&P 500 Growth Index Fund (a)	490,518
18,399	iShares S&P 500 Index Fund (a)	2,447,251
23,169	iShares S&P 500 Value Index Fund (a)	1,466,829
20,043	iShares S&P Midcap 400 Index Fund (a)	1,979,046
17,182	iShares S&P Midcap 400 Value Index Fund (a)	1,481,088
43,595	SPDR Barclays Capital Aggregate Bond Fund (a)	2,416,471
33,235	SPDR S&P 500 Fund (a)	4,403,970
159,999	Vanguard Total Bond Market ETF	12,803,120

	Total Investment Companies (Cost $45,228,576)	47,693,387

	SHORT-TERM INVESTMENTS - 2.05%
	Money Market Fund - 2.05%
1,001,834	Federated Prime Obligations Fund Effective Yield, 0.160%	1,001,834

	Total Short-Term Investments (Cost $1,001,834)	1,001,834

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.39%
	Money Market Fund - 31.39%
15,313,564	Mount Vernon Prime Portfolio Effective Yield, 0.290%	15,313,564

	Total Investments Purchased as Securities Lending Collateral (Cost $15,313,564)	15,313,564
	Total Investments (Cost $61,543,974) - 131.23%	64,008,785
	Liabilities in Excess of Other Assets - (31.23)%	(15,231,483)

	TOTAL NET ASSETS - 100.00%	$48,777,302

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$61,543,974

Gross unrealized appreciation	2,773,253
Gross unrealized depreciation	(308,442)

Net unrealized appreciation	2,464,811

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$47,693,387	$—	$—	$47,693,387
Short Term Investments	1,001,834	—	—	1,001,834

Investments Purchased as Securities Lending Collateral	15,313,564	—	—	15,313,564

Total Investments in Securities	$64,008,785	$—	$—	$64,008,785

There were no significant transfers in/out of Level 1.

Genworth 60/40 Index Allocation Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.79%
	Investment Companies - 97.79%
99,139	iShares Barclays Aggregate Bond Fund	$10,422,484
100,415	iShares MSCI EAFE Index Fund	6,033,937
6,422	iShares Russell 2000 Growth Index Fund (a)	612,273
43,586	iShares Russell 2000 Index Fund (a)	3,668,634
24,272	iShares Russell 2000 Value Index Fund (a)	1,829,623
17,596	iShares S&P 500 Growth Index Fund (a)	1,208,845
45,341	iShares S&P 500 Index Fund (a)	6,030,806
38,063	iShares S&P 500 Value Index Fund	2,409,769
5,544	iShares S&P Midcap 400 Growth Index Fund	611,780
37,043	iShares S&P Midcap 400 Index Fund (a)	3,657,626
28,228	iShares S&P Midcap 400 Value Index Fund (a)	2,433,254
32,229	SPDR Barclays Capital Aggregate Bond Fund	1,786,453
59,151	SPDR S&P 500 Fund (a)	7,838,099
130,188	Vanguard Total Bond Market ETF	10,417,644

	Total Investment Companies (Cost $54,650,990)	58,961,227

	SHORT-TERM INVESTMENTS - 1.90%
	Money Market Fund - 1.90%
1,144,549	Federated Prime Obligations Fund Effective Yield, 0.160%	1,144,549

	Total Short-Term Investments (Cost $1,144,549)	1,144,549

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.07%
	Money Market Fund - 36.07%
21,743,259	Mount Vernon Prime Portfolio Effective Yield, 0.290%	21,743,259

	Total Investments Purchased as Securities Lending Collateral (Cost $21,743,259)	21,743,259

	Total Investments (Cost $77,538,798) - 135.76%	81,849,035
	Liabilities in Excess of Other Assets - (35.76)%	(21,561,087)

	TOTAL NET ASSETS - 100.00%	$60,287,948

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$77,538,798

Gross unrealized appreciation	4,587,379
Gross unrealized depreciation	(277,142)

Net unrealized appreciation	4,310,237

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$58,961,227	$—	$—	$58,961,227
Short Term Investments	1,144,549	—	—	1,144,549

Investments Purchased as Securities Lending Collateral	21,743,259	—	—	21,743,259

Total Investments in Securities	$81,849,035	$—	$—	$81,849,035

There were no significant transfers in/out of Level 1.

Genworth Moderate Allocation Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.98%
	Affiliated Investment Companies - 97.98%
84,972	Genworth Calamos Growth Fund - Institutional Shares (a)	$1,125,566
361,411	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,888,995
535,070	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	4,987,496
518,053	Genworth Enhanced International Index Fund - Institutional Shares (a)	5,545,649
408,851	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	5,619,823
1,952,790	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	20,834,515
107,446	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	1,117,093
547,943	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	5,004,913
566,973	Genworth Pyramis® Small Mid Cap Core Fund - Institutional Shares (a)	6,181,591

	Total Investment Companies (Cost $52,146,106)	54,305,641

	SHORT-TERM INVESTMENTS - 1.95%
	Money Market Fund - 1.95%
1,081,154	Federated Prime Obligations Fund Effective Yield, 0.160%	1,081,154

	Total Short-Term Investments (Cost $1,081,154)	1,081,154

	Total Investments (Cost $53,227,260) - 99.93%	55,386,795
	Other Assets in Excess of Liabilities - 0.07%	38,600

	TOTAL NET ASSETS - 100.00%	$55,425,395

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$53,227,260

Gross unrealized appreciation	3,109,132
Gross unrealized depreciation	(949,597)

Net unrealized appreciation	2,159,535

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$54,305,641	$—	$—	$54,305,641
Short Term Investments	1,081,154	—	—	1,081,154

Total Investments in Securities	$55,386,795	$—	$—	$55,386,795

There were no significant transfers in/out of Level 1.

Genworth Growth Allocation Fund

Schedule of Investments

March 31, 2011

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.50%
	Affiliated Investment Companies - 98.50%
151,329	Genworth Calamos Growth Fund - Institutional Shares (a)	$2,004,549
551,627	Genworth Davis NY Venture Fund - Institutional Shares (a)	5,935,834
635,220	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	5,921,009
738,066	Genworth Enhanced International Index Fund - Institutional Shares (a)	7,900,847
630,961	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	8,672,816
1,708,195	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	18,224,902
191,340	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	1,989,319
650,519	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	5,941,842
734,268	Genworth Pyramis® Small Mid Cap Core Fund - Institutional Shares (a)	8,005,579

	Total Investment Companies (Cost $61,422,056)	64,596,697

	SHORT-TERM INVESTMENTS - 1.78%
	Money Market Fund - 1.78%
1,168,802	Federated Prime Obligations Fund Effective Yield, 0.160%	1,168,802

	Total Short-Term Investments (Cost $1,168,802)	1,168,802

	Total Investments (Cost $62,590,858) - 100.28%	65,765,499
	Liabilities in Excess of Other Assets - (0.28)%	(182,979)

	TOTAL NET ASSETS - 100.00%	$65,582,520

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$62,590,858

Gross unrealized appreciation	3,906,782
Gross unrealized depreciation	(732,141)

Net unrealized appreciation	3,174,641

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertible bonds, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain fixed income securities, including mortgage- and asset-backed securities and collateralized mortgage obligations; and (2) certain options.

Mortgage- and asset-backed securities, collateralized mortgage obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investment Companies	$64,596,697	$—	$—	$64,596,697
Short Term Investments	1,168,802	—	—	1,168,802

Total Investments in Securities	$65,765,499	$—	$—	$65,765,499

There were no significant transfers in/out of Level 1.

The Global Industry Classification Standard (“GICS”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Servcies, LLC.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Genworth Variable Insurance Trust

By	/s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date	05/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date	05/27/2011

By	/s/ Starr E. Frohlich
Starr E. Frohlich
Treasurer (Principal Financial Officer)

Date	05/27/2011